Consolidated Schedule of Investments (unaudited) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 0.4%

Germany — 0.1%
Daimler AG		3,385	$198,591

			198,591

Netherlands — 0.0%
ING Groep NV		3,300	39,987

United States — 0.3%
AbbVie, Inc.		472	38,038
AT&T, Inc.		116	3,638
Biogen, Inc.(a)		124	29,311
BorgWarner, Inc.		1,043	40,062
Delta Air Lines, Inc.		4,282	221,165
FedEx Corp.		1,000	181,410
JPMorgan Chase & Co.		1,500	151,845
Microchip Technology, Inc.		556	46,126
PACCAR, Inc.		673	45,858
Packaging Corp. of America		454	45,119
PulteGroup, Inc.		1,579	44,149
Texas Instruments, Inc.		431	45,716
Westrock Co.		1,001	38,388

			930,825

Total Common Stocks — 0.4% (Cost — $1,123,187)			1,169,403

	Par (000)

Asset-Backed Securities — 4.1%
Allegro CLO VI Ltd., Series 2017-2A, Class A, 3.90%, 01/17/31(b)(c)	USD	400	397,112
AMMC CLO XII Ltd., Series 2013-12A, Class AR, 3.90%, 11/10/30(b)(c)		500	498,393
Anchorage Capital CLO Ltd., Class A(b)(c):
Series 2014-3RA, 3.81%, 01/28/31		400	397,249
Series 2014-4RA, 3.81%, 01/28/31		400	397,229
Apidos CLO XII, Series 2013-12A, Class AR, 3.87%, 04/15/31(b)(c)		500	494,149
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, 3.96%, 10/15/30(b)(c)		400	397,560
ArrowMark Colorado Holdings, Series 2017-8A, Class A1, 3.93%, 10/25/30(b)(c)		400	396,285
Battalion CLO XI Ltd., Series 2017-11A, Class E, 8.73%, 10/24/29(b)(c)		400	381,160
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, 3.86%, 01/20/31(b)(c)		500	494,819

Security	Par (000)		Value

Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class D, (3 mo. LIBOR US + 6.10%), 8.86%, 10/20/27(b)(d)	USD	400	$396,993
CBAM Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 4.01%, 07/20/30(b)(d)		400	398,265
CIFC Funding Ltd., Series 2018-1A, Class A, 3.78%, 04/18/31(b)(c)		400	393,689
Dryden CLO Ltd., Series 2017-53A, Class A, 3.91%, 01/15/31(b)(c)		600	594,309
LCM Ltd., Series 26A, Class A1, 3.83%, 01/20/31(b)(c)		600	594,322
Madison Park Funding XI Ltd., Series 2013-11A, Class ER, 9.22%, 07/23/29(b)(c)		400	387,712
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class A, 3.95%, 10/18/30(b)(c)		550	547,788
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class D, 8.91%, 11/14/29(b)(c)		600	580,904
Rockford Tower CLO Ltd.(b):
Series 2017-1A, Class E, (3 mo. LIBOR US + 5.40%), 8.19%, 04/15/29(d)		400	370,303
Series 2017-3A, Class A, 3.95%, 10/20/30(c)		400	396,659
RR 3 Ltd., Series 2018-3A, Class A1R2, 3.88%, 01/15/30(b)(c)		400	395,811
Shackleton CLO Ltd., Series 2013-3A, Class AR, 3.91%, 07/15/30(b)(c)		400	397,756
Steele Creek CLO Ltd., Series 2017-1A, Class A, 4.03%, 01/15/30(b)(c)		400	398,748
Tiaa CLO III Ltd., Series 2017-2A, Class A, 3.93%, 01/16/31(b)(c)		400	395,991
Voya CLO Ltd., Series 2017-4A, Class A1, 3.95%, 10/15/30(b)(c)		400	396,598
Wellfleet CLO Ltd., Series 2017-3A, Class A1, 3.92%, 01/17/31(b)(c)		400	394,949
York CLO-2 Ltd., Series 2015-1A, Class AR, 3.91%, 01/22/31(b)(c)		600	595,391

Total Asset-Backed Securities — 4.1% (Cost — $11,754,329)			11,490,144

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds — 38.2%

Argentina — 0.2%
Banco Hipotecario SA, 43.44%, 11/07/22(b)(c)	ARS	8,302	$186,666
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23(b)	USD	232	197,200
Tarjeta Naranja SA(Argentina Deposit Rates Badlar Pvt Banks + 3.50%), 50.58%, 04/11/22(b)(d)		358	130,174
YPF SA, 7.00%, 12/15/47		78	61,854

			575,894

Australia — 0.2%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23		180	189,155
Telstra Corp. Ltd., 1.38%, 03/26/29	EUR	100	114,814
Westpac Banking Corp., 2.80%, 01/11/22	USD	185	185,254

			489,223

Austria — 0.6%
BAWAG Group AG, 2.38%, 03/26/29(c)	EUR	200	223,283
Eldorado Intl. Finance GmbH, 8.63%, 06/16/21(b)	USD	224	233,606
Klabin Austria GmbH(b)(e):
5.75%, 04/03/29		205	203,903
7.00%, 04/03/49		384	382,656
Suzano Austria GmbH, 6.00%, 01/15/29(b)		517	550,714

			1,594,162

Belgium — 0.0%
KBC Group NV, 1.00%, 04/26/21	EUR	100	114,289

Bermuda — 0.2%
Digicel Group Two Ltd., 8.25%, 09/30/22(b)	USD	111	36,909
Inkia Energy Ltd., 5.88%, 11/09/27(b)		400	390,126

			427,035

Brazil — 0.2%
Odebrecht Offshore Drilling Finance(b):
6.72%, 12/01/22	BRL	133	126,149
7.72%, 12/01/26(f)		5	1,276
Odebrecht Oil & Gas Finance Ltd., 0.00%(b)(g)(h)		26	227
Oi SA, (8.00% Cash or 4.00% PIK), 10.00%, 07/27/25(f)	USD	277	291,819

			419,471

Canada — 0.5%
Bank of Montreal, 0.25%, 11/17/21	EUR	165	186,352
Enbridge, Inc., 4.00%, 10/01/23	USD	103	106,676

Security		Par (000)	Value

Canada (continued)
Largo Resources Ltd., 9.25%, 06/01/21(b)	USD	45	$47,194
Stoneway Capital Corp.:
10.00%, 03/01/27(b)		571	546,768
10.00%, 03/01/27		278	265,851
TransCanada PipeLines Ltd.:
3.75%, 10/16/23		150	154,520
4.88%, 01/15/26		90	97,320
4.25%, 05/15/28		70	73,060
Transcanada Trust, Series 16-A, (3 mo. LIBOR US + 4.64%), 5.88%, 08/15/76(i)		57	57,829

			1,535,570

Cayman Islands — 0.5%
Alibaba Group Holding Ltd., 3.40%, 12/06/27		259	254,127
Baidu, Inc., 4.38%, 05/14/24		200	207,686
Gol Finance, Inc., 7.00%, 01/31/25(b)		416	384,216
Latam Finance Ltd., 7.00%, 03/01/26(b)		253	257,364
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21(b)		128	122,384
Tencent Holdings Ltd., 3.60%, 01/19/28(b)		331	326,086

			1,551,863

Colombia — 0.2%
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(b)		285	272,581
Ecopetrol SA, 5.88%, 05/28/45		64	66,320
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(b)		224	242,165

			581,066

Denmark — 0.2%
Danske Bank A/S(b):
5.00%, 01/12/22		200	205,108
5.38%, 01/12/24		205	213,212
Nykredit Realkredit A/S, 0.75%, 07/14/21	EUR	100	113,081

			531,401

France — 1.1%
BNP Paribas Cardif SA, 1.00%, 11/29/24		200	217,930
BNP Paribas SA:
0.75%, 11/11/22		445	511,160
3.50%, 03/01/23(b)	USD	400	400,033
Credit Agricole SA:
6.88%(b)(c)(g)		200	202,250
1.38%, 03/13/25	EUR	200	230,663
Credit Mutuel Arkea SA:
1.88%, 10/25/29(c)		100	107,313
3.38%, 03/11/31		100	115,045
Engie SA:
3.25%(c)(g)		100	117,711
1.50%, 03/27/28		100	120,390

2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
HSBC France SA, 0.20%, 09/04/21	EUR	300	$338,306
Orange SA, 1.13%, 07/15/24		500	581,611
Teleperformance, 1.88%, 07/02/25		100	116,051
Vinci SA, 2.25%, 03/15/27	GBP	100	131,996

			3,190,459

Germany — 0.7%
Commerzbank AG:
8.13%, 09/19/23(b)	USD	200	228,053
4.00%, 03/30/27	EUR	300	357,736
IKB Deutsche Industriebank AG, 4.00%, 01/31/28(c)		200	215,427
SAP SE, 1.00%, 03/13/26		200	232,637
Schaeffler AG, 1.88%, 03/26/24		10	11,421
Volkswagen Bank GmbH, 0.63%, 09/08/21		100	112,706
Volkswagen Financial Services AG:
0.38%, 04/12/21		62	69,600
1.50%, 10/01/24(e)		480	539,140
2.25%, 10/01/27(e)		100	112,772

			1,879,492

Ireland — 0.5%
Abbott Ireland Financing DAC:
0.88%, 09/27/23		100	114,773
1.50%, 09/27/26		175	206,200
C&W Senior Financing DAC, 6.88%, 09/15/27(b)	USD	431	432,077
Shire Acquisitions Investments Ireland DAC:
2.88%, 09/23/23		469	462,850
3.20%, 09/23/26		235	227,247

			1,443,147

Italy — 0.3%
Telecom Italia SpA, 5.30%, 05/30/24(b)		325	326,625
UniCredit SpA, 6.57%, 01/14/22(b)(j)		570	596,458

			923,083

Japan — 0.5%
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21		50	50,733
3.41%, 03/07/24		200	203,633
Mizuho Financial Group, Inc., 2.27%, 09/13/21		500	491,450
Takeda Pharmaceutical Co. Ltd.(b):
4.40%, 11/26/23		250	262,452

Security		Par (000)	Value

Japan (continued)
5.00%, 11/26/28	USD	400	$433,623

			1,441,891

Jersey — 0.1%
Glencore Finance Europe Ltd., 3.13%, 03/26/26	GBP	180	235,900

Luxembourg — 1.2%
Actavis Funding SCS, 3.85%, 06/15/24	USD	530	536,569
Allergan Funding SCS:
1.25%, 06/01/24	EUR	130	146,465
2.13%, 06/01/29		100	112,550
4.55%, 03/15/35	USD	80	78,349
ArcelorMittal:
2.88%, 07/06/20	EUR	100	115,891
4.55%, 03/11/26	USD	40	40,877
Covidien International Finance SA, 2.95%, 06/15/23		220	221,885
Ingersoll-Rand Luxembourg Finance SA, 3.50%, 03/21/26		50	50,425
Klabin Finance SA, 4.88%, 09/19/27(b)		258	249,823
Medtronic Global Holdings SCA:
1.13%, 03/07/27	EUR	200	230,957
1.63%, 03/07/31		200	234,421
2.25%, 03/07/39		100	121,898
Series 0000, 0.38%, 03/07/23		180	203,503
Nvent Finance Sarl, 3.95%, 04/15/23	USD	355	354,001
Puma International Financing SA, 5.00%, 01/24/26(b)		295	256,650
Rumo Luxembourg Sarl, 5.88%, 01/18/25(b)		248	250,001
Swiss Re Finance Luxembourg SA, 2.53%, 04/30/50(c)	EUR	100	113,726

			3,317,991

Mexico — 2.2%
Axtel SAB de CV, 6.38%, 11/14/24(b)	USD	450	448,875
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)		282	285,794
Cydsa SAB de CV, 6.25%, 10/04/27(b)		510	488,333
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)		373	359,059
Petroleos Mexicanos:
6.63%, 06/15/35		150	141,750
6.38%, 02/04/21		337	347,784
1.88%, 04/21/22	EUR	100	110,819
4.63%, 09/21/23	USD	200	197,002
4.88%, 01/18/24		190	187,528
6.88%, 08/04/26		796	829,671
6.50%, 03/13/27		736	740,048
5.35%, 02/12/28		677	628,256
5.50%, 06/27/44		200	163,700

3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mexico (continued)
5.63%, 01/23/46	USD	960	$791,040
6.75%, 09/21/47		221	202,536
Unifin Financiera SAB de C.V. SOFOM ENR, 7.25%, 09/27/23(b)		200	201,755

			6,123,950

Netherlands — 2.7%
ABN AMRO Bank NV:
6.38%, 04/27/21	EUR	100	126,355
3.40%, 08/27/21(b)	USD	605	612,364
0.25%, 12/03/21	EUR	230	259,977
0.88%, 01/15/24		200	229,992
Iberdrola International BV, 3.25%(c)(g)		200	233,873
ING Groep NV, 4.10%, 10/02/23	USD	400	411,132
Marfrig Holdings Europe BV, 8.00%, 06/08/23(b)		250	257,500
NXP BV/NXP Funding LLC(b):
4.13%, 06/15/20(j)		1,035	1,048,051
4.13%, 06/01/21(j)		1,780	1,814,176
3.88%, 09/01/22		300	304,239
Petrobras Global Finance BV:
6.13%, 01/17/22		28	29,610
8.75%, 05/23/26		21	24,812
7.38%, 01/17/27		376	413,732
6.00%, 01/27/28		64	64,714
7.25%, 03/17/44		122	127,139
SABIC Capital II BV, 4.00%, 10/10/23(b)		261	266,220
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19		590	585,714
Volkswagen International Finance NV:
4.00%, 08/12/20(b)		400	405,364
2.00%, 03/26/21	EUR	25	29,035
1.13%, 10/02/23		300	337,327
Series 4Y, 0.50%, 03/30/21		100	112,630

			7,693,956

Portugal — 0.1%
EDP - Energias de Portugal SA, 4.50%, 04/30/79(c)		200	234,165

South Africa — 0.2%
Eskom Holdings SOC Ltd.(b):
5.75%, 01/26/21	USD	250	246,875
6.75%, 08/06/23		299	295,263

			542,138

Spain — 0.2%
Banco de Sabadell SA, 5.63%, 05/06/26	EUR	100	118,552
Bankia SA, 3.75%, 02/15/29(c)		200	225,191

Security		Par (000)	Value

Spain (continued)
Telefonica Emisiones SA, 1.79%, 03/12/29	EUR	300	$344,291

			688,034

Sweden — 0.1%
Nordea Bank AB, 3.75%, 08/30/23(b)	USD	335	337,569
Telia Co. AB, 4.75%, 11/16/21	EUR	62	77,749

			415,318

Switzerland — 0.8%
Credit Suisse Group AG:
7.25%(b)(c)(g)	USD	425	426,594
(5 year USD Swap + 4.60%), 7.50%(g)(i)		200	211,489
3.57%, 01/09/23(b)		250	250,858
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20		570	571,449
UBS AG, 0.63%, 01/23/23	EUR	250	284,280
UBS Group Funding Switzerland AG, 2.95%, 09/24/20(b)	USD	500	499,835

			2,244,505

United Kingdom — 1.8%
Aon PLC, 3.50%, 06/14/24		310	314,436
Barclays Bank PLC, 6.63%, 03/30/22	EUR	50	64,703
Barclays PLC:
1.88%, 03/23/21		100	115,167
4.34%, 05/16/24(c)	USD	605	611,695
BAT International Finance PLC:
7.25%, 03/12/24	GBP	90	142,785
3.95%, 06/15/25(b)	USD	280	280,597
British Sky Broadcasting Group PLC, 2.50%, 09/15/26	EUR	275	344,479
British Telecommunications PLC, 1.00%, 06/23/24		250	282,258
Evraz PLC, 5.25%, 04/02/24(b)(e)	USD	237	237,296
Imperial Brands Finance PLC:
1.13%, 08/14/23	EUR	230	259,227
2.13%, 02/12/27		150	168,671
Lloyds Bank PLC, 1.00%, 11/19/21		221	253,340
Lloyds Banking Group PLC, 4.05%, 08/16/23	USD	300	305,905
Royal Bank of Scotland Group PLC, 3.88%, 09/12/23		253	254,049
Santander UK PLC, 5.00%, 11/07/23(b)		200	204,793
Sky PLC, 3.75%, 09/16/24(b)		215	222,672
Standard Chartered PLC, 4.25%, 01/20/23(b)(c)		355	360,637
Trinity Acquisition PLC, 4.40%, 03/15/26		85	88,194
Vodafone Group PLC:
3.75%, 01/16/24		560	564,700
6.15%, 02/27/37		60	66,543

4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
5.25%, 05/30/48	USD	45	$44,612

			5,186,759

United States — 22.9%
Abbott Laboratories, 2.95%, 03/15/25		365	363,124
AbbVie, Inc.:
2.30%, 05/14/21		135	133,488
3.60%, 05/14/25		85	85,191
4.25%, 11/14/28		128	130,735
4.70%, 05/14/45		75	72,243
AEP Texas, Inc., 3.85%, 10/01/25(b)		110	112,418
AEP Transmission Co. LLC, 4.25%, 09/15/48		85	90,192
Agilent Technologies, Inc., 3.05%, 09/22/26		10	9,665
Alabama Power Co., 3.75%, 03/01/45		102	98,720
Altria Group, Inc.:
3.49%, 02/14/22		45	45,706
2.85%, 08/09/22		85	84,798
1.00%, 02/15/23	EUR	250	282,439
4.40%, 02/14/26	USD	65	66,809
4.80%, 02/14/29		310	319,580
5.80%, 02/14/39		30	31,729
5.95%, 02/14/49		25	26,826
6.20%, 02/14/59		10	10,766
Amazon.com, Inc., 3.15%, 08/22/27		235	236,583
American Airlines Pass-Through Trust:
Series 2015-1, Class B, 3.70%, 05/01/23		7	6,721
Series 2015-2, Class AA, 3.60%, 09/22/27		4	4,297
Series 2015-2, Class B, 4.40%, 09/22/23		97	98,040
Series 2016-2, Class B, 4.38%, 06/15/24(b)		82	82,394
Series 2016-3, Class AA, 3.00%, 10/15/28		58	56,164
Series 2016-3, Class B, 3.75%, 10/15/25		164	160,911
Series 2017-1, Class AA, 3.65%, 08/15/30		19	18,988
Series 2017-1, Class B, 4.95%, 02/15/25		13	12,842
Series 2017-2, Class AA, 3.35%, 04/15/31		52	50,371
Series 2017-2, Class B, 3.70%, 04/15/27		10	9,268
American Express Co., 3.00%, 02/22/21		700	703,500
American Tower Corp., 5.05%, 09/01/20		271	279,202
Amgen, Inc., 2.60%, 08/19/26		180	170,274
Amphenol Corp., 4.35%, 06/01/29		40	42,285

Security		Par (000)	Value

United States (continued)
Anadarko Petroleum Corp., 4.85%, 03/15/21	USD	315	$326,537
Analog Devices, Inc., 5.30%, 12/15/45		135	150,827
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
5.25%, 01/15/25		300	311,422
5.20%, 12/01/47		81	81,111
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(b):
4.70%, 02/01/36		235	234,762
4.90%, 02/01/46		170	170,745
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29		125	133,175
Anthem, Inc., 3.50%, 08/15/24		30	30,375
Aon Corp., 4.50%, 12/15/28		345	364,121
Apple, Inc.:
3.05%, 07/31/29	GBP	200	289,852
4.50%, 02/23/36	USD	70	78,478
3.85%, 05/04/43		105	106,053
Applied Materials, Inc.:
3.90%, 10/01/25		55	57,860
3.30%, 04/01/27		150	151,487
4.35%, 04/01/47		55	57,757
AT&T, Inc.:
0.00%, 11/27/22(b)(h)		1,000	893,124
3.40%, 05/15/25		221	218,683
3.15%, 09/04/36	EUR	135	159,995
4.75%, 05/15/46	USD	190	185,665
AXA Equitable Holdings, Inc., 3.90%, 04/20/23		43	44,052
BAE Systems Holdings, Inc., 3.85%, 12/15/25(b)		420	424,298
Bank of America Corp.:
(3 mo. Euribor + 0.83%), 0.74%, 02/07/22(i)	EUR	327	370,962
3.55%, 03/05/24(c)	USD	110	111,707
4.00%, 04/01/24		85	88,662
2.38%, 06/19/24	EUR	200	245,072
4.20%, 08/26/24	USD	52	53,819
3.46%, 03/15/25(c)		400	403,981
3.37%, 01/23/26(c)		400	400,280
4.45%, 03/03/26		205	213,642
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(i)		164	166,220
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(i)		210	210,941
4.27%, 07/23/29(c)		353	367,553
Series L, 3.95%, 04/21/25		68	69,167
Bank of New York Mellon Corp.(3 mo. LIBOR US + 1.07%), 3.44%, 02/07/28(i)		85	86,344
BAT Capital Corp.:
2.76%, 08/15/22		275	270,444

5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
3.22%, 08/15/24	USD	285	$278,662
Bayer US Finance II LLC(b):
3.88%, 12/15/23		245	246,855
4.38%, 12/15/28		200	198,586
BMW US Capital LLC, 2.80%, 04/11/26(b)		215	206,221
Boeing Co., 3.38%, 06/15/46		20	18,248
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		285	272,267
Broadcom, Inc.:
3.13%, 04/15/21		265	264,687
3.13%, 10/15/22(e)		200	199,086
Buckeye Partners LP:
4.88%, 02/01/21		20	20,491
3.95%, 12/01/26		240	228,183
5.60%, 10/15/44		125	120,025
Burlington Northern Santa Fe LLC:
6.15%, 05/01/37		32	40,946
4.15%, 12/15/48		20	21,044
Capital One Financial Corp., 3.90%, 01/29/24		165	168,680
Celgene Corp.:
3.95%, 10/15/20		10	10,174
3.25%, 08/15/22		30	30,302
3.55%, 08/15/22		30	30,629
3.25%, 02/20/23		120	120,992
3.88%, 08/15/25		250	255,625
Charles Schwab Corp., 3.55%, 02/01/24		400	415,472
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.91%, 07/23/25		126	132,952
6.38%, 10/23/35		250	278,753
6.48%, 10/23/45		161	180,481
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27		175	183,531
Cigna Corp., 4.13%, 11/15/25(b)		69	71,414
Cigna Holding Co., 3.25%, 04/15/25		50	49,559
Cimarex Energy Co., 4.38%, 06/01/24		300	311,629
Citibank NA, 3.65%, 01/23/24		250	257,948
Citigroup, Inc.:
1.38%, 10/27/21	EUR	639	741,595
3.20%, 10/21/26	USD	15	14,692
4.08%, 04/23/29(c)		359	368,334
3.98%, 03/20/30(c)		55	55,914
Coca-Cola Co., 0.75%, 09/22/26	EUR	100	112,996
Comcast Corp.:
3.30%, 10/01/20	USD	300	302,826
2.35%, 01/15/27		180	168,191
3.55%, 05/01/28		100	100,872
4.25%, 10/15/30		35	37,183

Security		Par (000)	Value

United States (continued)
3.20%, 07/15/36	USD	55	$50,010
4.65%, 07/15/42		90	96,611
3.40%, 07/15/46		75	66,431
4.00%, 03/01/48		55	53,609
4.95%, 10/15/58		10	11,030
Concho Resources, Inc.:
4.38%, 01/15/25		215	221,005
3.75%, 10/01/27		120	119,021
Constellation Brands, Inc., 3.38%, 11/15/21(c)		70	70,036
Consumers Energy Co., 3.80%, 11/15/28		20	21,073
Continental Airlines Pass-Through Trust, Series 2012-1, Class B, 6.25%, 04/11/20		2	2,252
Continental Resources, Inc.:
5.00%, 09/15/22		75	75,534
4.50%, 04/15/23		96	99,377
3.80%, 06/01/24		225	226,472
Corning, Inc., 3.70%, 11/15/23		15	15,191
Cox Communications, Inc., 4.50%, 06/30/43(b)		175	151,904
Crown Castle International Corp.:
4.88%, 04/15/22		250	263,506
5.25%, 01/15/23		275	295,119
3.20%, 09/01/24		135	133,968
3.65%, 09/01/27		105	103,249
CSC Holdings LLC, 5.25%, 06/01/24		250	253,750
CSX Corp.:
4.25%, 03/15/29		75	79,633
6.15%, 05/01/37		20	24,471
CVS Health Corp.:
4.10%, 03/25/25		569	584,161
4.30%, 03/25/28		305	309,042
Daimler Finance North America LLC, 3.75%, 11/05/21(b)		710	722,439
DaVita, Inc., 5.13%, 07/15/24		220	217,250
Dell International LLC/EMC Corp.(b):
4.42%, 06/15/21		30	30,779
4.90%, 10/01/26		80	81,201
Delphi Corp., 4.15%, 03/15/24		175	180,404
Delta Air Lines Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25		65	65,875
Delta Air Lines, Inc., 3.40%, 04/19/21		633	635,586
Devon Energy Corp., 5.85%, 12/15/25		30	34,041
Discovery Communications LLC:
2.95%, 03/20/23		76	75,278
2.50%, 09/20/24	GBP	215	277,194
4.88%, 04/01/43	USD	45	41,555

6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Dow Chemical Co.:
9.00%, 04/01/21	USD	80	$88,714
4.55%, 11/30/25(b)		260	274,349
DowDuPont, Inc.:
4.49%, 11/15/25		370	394,117
5.42%, 11/15/48		200	228,138
DTE Electric Co., 3.75%, 08/15/47		80	79,576
DTE Energy Co., Series D, 3.70%, 08/01/23		75	76,780
Duke Energy Carolinas LLC:
3.95%, 11/15/28		110	117,124
3.88%, 03/15/46		70	70,438
Duke Energy Progress LLC:
3.00%, 09/15/21		25	25,191
3.70%, 09/01/28		240	250,345
Electronic Arts, Inc., 4.80%, 03/01/26		150	161,107
Eli Lilly & Co., 4.15%, 03/15/59		40	41,148
Energy Transfer Operating LP:
7.50%, 10/15/20		504	536,591
4.50%, 04/15/24		50	52,132
5.15%, 02/01/43		170	162,614
Energy Transfer Partners LP, 6.05%, 06/01/41		45	48,157
Entergy Louisiana LLC, 4.20%, 09/01/48		105	109,190
Enterprise Products Operating LLC:
3.35%, 03/15/23		225	228,363
5.38%, 02/15/78(c)		121	107,938
Series E, 5.25%, 08/16/77(c)		160	148,000
FedEx Corp.:
3.90%, 02/01/35		125	117,146
4.10%, 04/15/43		280	254,318
4.95%, 10/17/48		130	133,923
Fidelity National Information Services, Inc., 3.00%, 08/15/26		450	431,122
Fifth Third Bancorp, 3.65%, 01/25/24		155	158,735
FirstEnergy Transmission LLC(b):
4.35%, 01/15/25		125	130,292
4.55%, 04/01/49		50	50,976
Fiserv, Inc., 4.20%, 10/01/28		140	144,209
Florida Power & Light Co.:
5.69%, 03/01/40		70	88,142
3.99%, 03/01/49		190	199,285
Ford Motor Co., 4.35%, 12/08/26		225	208,838
Ford Motor Credit Co. LLC:
3.20%, 01/15/21		200	197,132
5.75%, 02/01/21		450	463,428
3.34%, 03/18/21		340	334,821
3.10%, 05/04/23		235	220,366
5.58%, 03/18/24		200	202,854
Fox Corp., 4.03%, 01/25/24(b)		5	5,183
General Mills, Inc., 4.20%, 04/17/28		30	31,174
General Motors Co., 4.20%, 10/01/27		35	33,565

Security		Par (000)	Value

United States (continued)
General Motors Financial Co., Inc.:
4.38%, 09/25/21	USD	250	$255,307
4.20%, 11/06/21		385	391,698
3.25%, 01/05/23		325	318,656
Gilead Sciences, Inc., 3.65%, 03/01/26		85	86,666
GLP Capital LP/GLP Financing II, Inc.:
4.88%, 11/01/20		700	713,300
5.25%, 06/01/25		30	31,425
Goldman Sachs Group, Inc.:
2.75%, 09/15/20(j)		700	699,175
2.50%, 10/18/21	EUR	124	147,390
3.52%, 10/31/22(c)	USD	550	547,624
3.63%, 02/20/24		30	30,307
3.85%, 01/26/27		62	62,242
4.22%, 05/01/29(c)		150	153,300
Halfmoon Parent, Inc., 3.20%, 09/17/20(b)		630	633,396
Halliburton Co., 5.00%, 11/15/45		75	79,751
Harris Corp., 3.83%, 04/27/25		285	292,012
HCA, Inc.:
4.75%, 05/01/23		200	209,575
5.25%, 04/15/25		91	97,714
Historic TW, Inc., 6.63%, 05/15/29		30	36,514
Home Depot, Inc.:
2.80%, 09/14/27		120	118,288
4.88%, 02/15/44		25	28,689
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(b)		424	434,600
Hyundai Capital America(b):
2.60%, 03/19/20(j)		1,000	994,185
3.10%, 04/05/22		305	302,165
IBM Credit LLC, 3.45%, 11/30/20		100	101,188
Indiana Michigan Power Co., 4.25%, 08/15/48		55	56,569
Intercontinental Exchange Group, Inc., 4.00%, 10/15/23		130	136,519
Intercontinental Exchange, Inc.:
3.75%, 09/21/28		25	25,899
4.25%, 09/21/48		80	83,831
International Business Machines Corp.:
0.88%, 01/31/25	EUR	200	228,414
1.25%, 01/29/27		170	195,802
1.75%, 01/31/31		220	257,536
Interpublic Group of Cos., Inc.:
3.50%, 10/01/20	USD	40	40,345
3.75%, 10/01/21		20	20,348
JPMorgan Chase & Co.:
2.63%, 04/23/21	EUR	100	118,381
3.56%, 04/23/24(c)	USD	250	254,265
3.80%, 07/23/24(c)(j)		675	693,083
4.02%, 12/05/24(c)		30	31,133
3.96%, 01/29/27(c)(j)		630	650,592
4.01%, 04/23/29(c)		187	192,072

7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
4.20%, 07/23/29(c)	USD	390	$406,838
4.45%, 12/05/29(c)		350	372,537
KeyCorp, 4.15%, 10/29/25		50	52,636
Kinder Morgan Energy Partners LP:
3.45%, 02/15/23(j)		777	785,899
4.25%, 09/01/24		125	130,434
6.50%, 02/01/37		55	63,650
5.00%, 03/01/43		75	75,092
KLA-Tencor Corp.:
4.10%, 03/15/29		200	203,549
5.00%, 03/15/49		105	111,139
L3 Technologies, Inc.:
3.85%, 06/15/23		140	144,282
3.95%, 05/28/24		296	303,992
4.40%, 06/15/28		100	104,931
Lam Research Corp.:
3.80%, 03/15/25		50	51,375
3.75%, 03/15/26		95	96,720
4.88%, 03/15/49		120	126,073
Lockheed Martin Corp.:
3.55%, 01/15/26		300	309,622
4.07%, 12/15/42		280	285,221
4.09%, 09/15/52		70	71,118
Marsh & McLennan Cos., Inc.:
3.50%, 12/29/20		45	45,598
3.50%, 06/03/24		430	438,401
1.35%, 09/21/26	EUR	100	113,488
4.38%, 03/15/29	USD	175	185,184
1.98%, 03/21/30	EUR	360	413,558
Mastercard, Inc., 2.95%, 11/21/26	USD	130	130,467
McDonald’s Corp.:
3.70%, 01/30/26		100	103,233
0.90%, 06/15/26	EUR	200	225,477
1.60%, 03/15/31		100	113,820
4.88%, 12/09/45	USD	293	316,931
Microsoft Corp.:
2.00%, 08/08/23		145	141,620
2.88%, 02/06/24		140	141,542
3.50%, 11/15/42		20	19,744
Morgan Stanley:
2.38%, 03/31/21	EUR	253	297,312
5.50%, 07/28/21	USD	520	550,221
3.75%, 02/25/23		355	364,119
3.88%, 01/27/26		66	67,482
6.25%, 08/09/26		100	115,827
3.63%, 01/20/27		425	425,993
3.77%, 01/24/29(c)		40	40,145
4.43%, 01/23/30(c)		404	425,504
MPLX LP:
4.50%, 07/15/23		180	188,697
4.00%, 02/15/25		115	117,134

Security		Par (000)	Value

United States (continued)
4.88%, 06/01/25	USD	173	$184,144
NBCUniversal Media LLC, 5.95%, 04/01/41		50	61,480
Nissan Motor Acceptance Corp., 3.65%, 09/21/21(b)		45	45,243
Norfolk Southern Corp., 2.90%, 06/15/26		175	171,367
Northern Natural Gas Co., 4.30%, 01/15/49(b)		170	174,370
Northern States Power Co.:
4.00%, 08/15/45		120	123,335
4.20%, 09/01/48		80	82,035
Northrop Grumman Corp., 4.03%, 10/15/47		60	59,198
Northwest Pipeline LLC, 4.00%, 04/01/27		170	171,421
Nuveen LLC, 4.00%, 11/01/28(b)		85	90,674
NVIDIA Corp., 3.20%, 09/16/26		85	84,651
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28		40	41,748
Oracle Corp.:
3.40%, 07/08/24		105	107,376
2.65%, 07/15/26		220	212,819
PacifiCorp:
6.00%, 01/15/39		97	122,674
4.15%, 02/15/50		40	41,462
Patterson-UTI Energy, Inc., 3.95%, 02/01/28		106	100,083
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.90%, 02/01/24(b)		215	217,562
PepsiCo, Inc., 2.85%, 02/24/26		85	84,399
Phillips 66, 3.25%, 02/26/21(c)		121	121,003
Public Service Electric & Gas Co., 3.65%, 09/01/28		40	41,308
QUALCOMM, Inc., 4.65%, 05/20/35		140	144,260
Raytheon Co., 7.20%, 08/15/27		20	25,790
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23		120	125,015
RELX Capital, Inc., 3.13%, 10/15/22		575	576,330
Republic Services, Inc.:
2.90%, 07/01/26		415	406,138
3.95%, 05/15/28		165	172,963
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.75%, 10/15/20		29	29,110
Rockwell Collins, Inc., 3.20%, 03/15/24		180	179,230
Ryder System, Inc., 3.75%, 06/09/23		5	5,119
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21		400	415,469
5.63%, 04/15/23		110	119,225
5.75%, 05/15/24		100	110,203

8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.63%, 03/01/25	USD	175	$192,325
5.88%, 06/30/26		85	94,544
5.00%, 03/15/27		90	95,438
Sempra Energy, 3.29%, 01/15/21(c)		134	132,873
Southern California Edison Co., Series B, 4.88%, 03/01/49		30	31,781
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28		75	77,980
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(b):
3.36%, 09/20/21		250	249,925
4.74%, 09/20/29		705	712,931
Starbucks Corp., 3.80%, 08/15/25		70	72,141
State Street Corp., 3.10%, 05/15/23		500	507,073
Sunoco Logistics Partners Operations LP, 4.25%, 04/01/24		118	121,200
Sunoco LP/Sunoco Finance Corp., Series WI, 4.88%, 01/15/23		68	69,081
Tampa Electric Co., 4.45%, 06/15/49		60	61,928
Texas Eastern Transmission LP(b):
3.50%, 01/15/28		235	229,565
4.15%, 01/15/48		105	100,746
Texas Instruments, Inc., 2.63%, 05/15/24		165	163,989
Thermo Fisher Scientific, Inc.:
4.15%, 02/01/24		115	120,178
Series ., 1.40%, 01/23/26	EUR	250	291,541
Time Warner Cable LLC, 4.50%, 09/15/42	USD	45	39,331
Total System Services, Inc., 3.75%, 06/01/23		350	355,303
Toyota Motor Credit Corp., 3.05%, 01/11/28		65	64,952
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26		160	200,049
4.00%, 03/15/28		166	169,390
4.60%, 03/15/48		60	61,115
Tyson Foods, Inc.:
3.90%, 09/28/23		10	10,302
5.10%, 09/28/48		10	10,178
Union Pacific Corp.:
3.15%, 03/01/24		80	81,188
3.38%, 02/01/35		111	103,990
3.80%, 10/01/51		85	79,757
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22		3	3,452
Series 2014-2, Class B, 4.63%, 09/03/22		9	9,559

Security		Par (000)	Value

United States (continued)
Series 2016-1, Class B, 3.65%, 07/07/27	USD	9	$9,028
Series 2016-2, Class B, 3.65%, 04/07/27		6	5,414
Series 2018-1, Class AA, 3.50%, 09/01/31		98	96,903
Series 2019-1, Class AA, 4.15%, 08/25/31		168	173,940
United Technologies Corp.:
3.35%, 08/16/21		175	177,341
1.95%, 11/01/21		140	137,187
4.13%, 11/16/28		395	410,372
4.50%, 06/01/42		30	31,008
UnitedHealth Group, Inc.:
3.70%, 12/15/25		80	83,238
3.10%, 03/15/26		650	649,188
4.45%, 12/15/48		30	32,534
US Airways Pass-Through Trust:
Series 2012-1, Class A, 6.75%, 12/03/22		4	3,794
Series 2013-1, Class B, 5.38%, 11/15/21		8	8,719
Verizon Communications, Inc.:
3.50%, 11/01/21		632	644,836
4.40%, 11/01/34		45	46,813
4.13%, 08/15/46		125	121,119
4.67%, 03/15/55		123	125,315
Viacom, Inc., 4.38%, 03/15/43		30	26,971
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28		510	527,496
Volkswagen Group of America Finance LLC(b):
3.88%, 11/13/20		450	455,779
4.00%, 11/12/21		200	204,035
Walgreens Boots Alliance, Inc., 3.45%, 06/01/26		275	269,130
Warner Media LLC:
4.05%, 12/15/23		160	166,232
3.80%, 02/15/27		305	303,759
4.65%, 06/01/44		7	6,756
Waste Management, Inc., 3.13%, 03/01/25		250	251,641
Wells Fargo & Co.:
3.75%, 01/24/24		365	375,613
3.00%, 02/19/25		155	153,224
4.15%, 01/24/29		203	212,203
Wells Fargo Bank N.A., 3.55%, 08/14/23		530	543,797
Western Midstream Operating LP, 4.00%, 07/01/22		50	50,709
Williams Cos., Inc.:
3.90%, 01/15/25		67	68,387

9

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
4.00%, 09/15/25	USD	30	$30,812
3.75%, 06/15/27		23	22,833
Willis North America, Inc., 4.50%, 09/15/28		100	103,966
Wyeth LLC, 5.95%, 04/01/37		25	31,808
ZF North America Capital, Inc., 4.50%, 04/29/22(b)		500	498,789

			64,883,324

Total Corporate Bonds — 38.2% (Cost — $107,211,018)			108,264,086

Floating Rate Loan Interests — 0.7%
Chimera Special Holding LLC, Term Loan, (1 mo. LIBOR + 2.00%), 4.48%, 10/04/19(k)		1,895	1,894,555

Total Floating Rate Loan Interests — 0.7% (Cost — $1,894,555)			1,894,555

Foreign Agency Obligations — 28.8%

Argentina — 1.1%
Argentina Bonar Bonds:
(Argentina Deposit Rates Badlar Pvt Banks + 3.25%), 49.44%, 03/01/20(d)	ARS	2,218	50,331
8.00%, 10/08/20	USD	632	575,625
Argentine Republic Government International Bond:
6.25%, 04/22/19		423	423,211
3.38%, 10/12/20	CHF	60	56,155
6.88%, 04/22/21	USD	256	233,472
4.63%, 01/11/23		958	784,602
8.75%, 05/07/24		622	551,138
7.63%, 04/22/46		547	429,349
Bonos de la Nacion Argentina con Ajuste por CER, 4.00%, 03/06/20	ARS	5,667	118,645

			3,222,528

Australia — 0.4%
Australia Government Bond:
4.50%, 04/15/20	AUD	270	197,487
2.00%, 12/21/21		210	151,444
5.75%, 07/15/22		320	258,906
2.75%, 04/21/24		130	98,142
4.75%, 04/21/27		220	192,172
2.25%, 05/21/28		90	66,524

Security		Par (000)	Value

Australia (continued)
3.75%, 04/21/37	AUD	80	$70,554

			1,035,229

Austria — 0.8%
Republic of Austria Government Bond(b):
0.00%, 07/15/23(h)	EUR	1,069	1,218,481
0.75%, 02/20/28		556	657,872
1.50%, 02/20/47		222	276,668

			2,153,021

Belgium — 1.1%
Belgium Government Bond, 1.60%, 06/22/47(b)		351	415,143
Kingdom of Belgium Government Bond(b):
0.20%, 10/22/23		1,539	1,765,873
0.80%, 06/22/28		855	1,003,231

			3,184,247

Brazil — 1.1%
Brazil Letras do Tesouro Nacional, 0.00%, 07/01/20(h)	BRL	2,000	470,137
Brazil Notas do Tesouro Nacional:
10.00%, 01/01/21		1,500	399,747
10.00%, 01/01/29		1,177	320,196
Brazilian Government International Bond, 4.50%, 05/30/29	USD	2,119	2,076,620

			3,266,700

Canada — 1.7%
Canadian Government Bond:
2.00%, 09/01/23	CAD	5,000	3,815,767
5.75%, 06/01/33		170	190,538
5.00%, 06/01/37		90	99,749
4.00%, 06/01/41		280	288,161
3.50%, 12/01/45		140	139,044
2.75%, 12/01/48		210	186,845

			4,720,104

Chile — 0.0%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 03/01/26	CLP	45,000	68,209

China — 0.0%
China Government Bond, 3.25%, 11/22/28	CNY	100	15,031

Colombia — 0.3%
Colombia Government International Bond, 4.38%, 07/12/21	USD	273	280,371
Colombian TES:
7.00%, 09/11/19	COP	360,000	114,075

10

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Colombia (continued)
Series B, 7.00%, 06/30/32	COP	1,002,000	$318,053
Series F Series B, 10.00%, 07/24/24		380,300	141,643

			854,142

Denmark — 0.1%
Denmark Government Bond:
4.00%, 11/15/19	DKK	700	108,225
1.50%, 11/15/23		200	32,847
1.75%, 11/15/25		500	85,657
4.50%, 11/15/39		450	123,646

			350,375

Egypt — 0.8%
Egypt Government International Bond:
5.75%, 04/29/20	USD	526	529,287
6.13%, 01/31/22		274	277,425
5.58%, 02/21/23(b)		274	270,918
4.75%, 04/16/26(b)	EUR	232	256,342
6.88%, 04/30/40	USD	390	358,800
7.90%, 02/21/48(b)		220	212,850
8.70%, 03/01/49(b)		252	261,450

			2,167,072

France — 1.8%
France Government Bond OAT:
0.01%, 05/25/20	EUR	400	451,466
0.25%, 11/25/20		150	170,484
2.25%, 10/25/22		500	614,837
2.25%, 05/25/24		130	164,965
0.50%, 05/25/25		260	303,519
2.50%, 05/25/30		40	55,186
1.50%, 05/25/31		190	238,480
5.75%, 10/25/32		100	188,587
4.50%, 04/25/41		50	94,743
3.25%, 05/25/45		95	155,922
4.00%, 04/25/60		60	119,762
French Republic Government Bond OAT:
0.01%, 02/25/20		1,050	1,183,546
0.10%, 03/01/29		297	364,395
2.00%, 05/25/48(b)		400	525,335
1.50%, 05/25/50(b)		340	394,821

			5,026,048

Germany — 2.3%
Bundesobligation, 0.01%, 04/14/23		3,118	3,574,386
Bundesrepublik Deutschland:
4.75%, 07/04/34		120	227,542
4.25%, 07/04/39		190	375,072
2.50%, 08/15/46		55	92,441
Bundesrepublik Deutschland Bundesanleihe, 0.25%, 08/15/28		810	940,105

Security	Par (000)		Value

Germany (continued)
Bundesschatzanweisungen, 0.01%, 12/13/19	EUR	1,050	$1,182,613

			6,392,159

Greece — 0.4%
Hellenic Republic Government Bond:
3.50%, 01/30/23		9	10,101
3.45%, 04/02/24(b)		254	296,154
3.75%, 01/30/28		19	21,503
3.88%, 03/12/29(b)		515	584,226
3.90%, 01/30/33		19	20,938
4.00%, 01/30/37		52	54,987
4.20%, 01/30/42		48	51,242

			1,039,151

Hungary — 0.2%
Hungary Government Bond:
3.50%, 06/24/20	HUF	40,000	145,459
2.50%, 10/27/21		35,000	127,771
3.00%, 06/26/24		30,000	111,358
2.75%, 12/22/26		35,000	125,197

			509,785

India — 0.3%
India Government Bond, 7.17%, 01/08/28	INR	55,560	781,700

Indonesia — 2.2%
Indonesia Government International Bond:
5.88%, 03/13/20	USD	138	141,976
4.88%, 05/05/21		273	282,761
2.88%, 07/08/21	EUR	100	118,204
3.70%, 01/08/22	USD	200	202,130
3.75%, 04/25/22		273	276,174
3.38%, 04/15/23		350	350,065
4.75%, 01/08/26		200	211,169
4.75%, 07/18/47		200	203,849
Indonesia Treasury Bond:
8.13%, 05/15/24	IDR	3,732,000	272,562
6.13%, 05/15/28		12,212,000	772,203
8.25%, 05/15/29		17,735,000	1,298,933
6.63%, 05/15/33		165,000	10,185
8.38%, 03/15/34		13,501,000	972,044
8.25%, 05/15/36		949,000	67,643
7.50%, 05/15/38		3,850,000	253,062
8.38%, 04/15/39		13,150,000	939,615

			6,372,575

Italy — 2.9%
Italy Buoni Poliennali Del Tesoro:
0.95%, 03/01/23	EUR	5,204	5,759,318
2.80%, 12/01/28		1,083	1,248,919
4.75%, 09/01/44(b)		405	552,244

11

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Italy (continued)
2.70%, 03/01/47(b)	EUR	410	$407,487
3.45%, 03/01/48(b)		275	308,709

			8,276,677

Japan — 2.0%
Japan Government Thirty Year Bond, 0.70%, 06/20/48	JPY	259,050	2,462,132
Japan Government Two Year Bond, 0.10%, 03/15/20		137,000	1,239,354
Japanese Government CPI Linked Bond, 0.10%, 03/10/28		222,541	2,093,894

			5,795,380

Mexico — 1.4%
Mexican Bonos:
6.50%, 06/10/21	MXN	9,120	456,897
7.50%, 06/03/27		15,823	789,429
8.50%, 05/31/29		5,196	274,444
7.75%, 11/23/34		4,955	243,335
10.00%, 11/20/36		9,000	533,306
Mexico Government International Bond:
2.38%, 04/09/21	EUR	100	117,503
1.88%, 02/23/22		150	175,228
4.00%, 10/02/23	USD	150	154,313
4.15%, 03/28/27		400	406,400
6.05%, 01/11/40		100	113,850
4.60%, 01/23/46		200	193,000
5.75%, 10/12/10		616	631,400

			4,089,105

Netherlands — 1.2%
Netherlands Government Bond(b):
1.75%, 07/15/23	EUR	1,496	1,837,389
0.75%, 07/15/28		795	951,220
2.75%, 01/15/47		311	537,972

			3,326,581

New Zealand — 0.1%
New Zealand Government Bond:
6.00%, 05/15/21	NZD	140	104,400
2.75%, 04/15/25		100	72,852

			177,252

Nigeria — 0.2%
Nigeria Government International Bond:
13.98%, 02/23/28	NGN	56,600	152,146

Security		Par (000)	Value

Nigeria (continued)
9.25%, 01/21/49(b)	USD	290	$321,175

			473,321

Norway — 0.0%
Norway Government Bond, 2.00%, 05/24/23(b)	NOK	600	71,432

Oman — 0.3%
Oman Government International Bond, 3.63%, 06/15/21	USD	200	194,300
Oman Sovereign Sukuk SAOC, 5.93%, 10/31/25(b)		681	681,848

			876,148

Qatar — 0.8%
Qatar Government International Bond:
3.25%, 06/02/26		300	298,500
4.00%, 03/14/29(b)		1,250	1,288,881
4.82%, 03/14/49(b)		680	714,850

			2,302,231

Russia — 0.2%
Russian Federal Bond - OFZ:
7.05%, 01/19/28	RUB	23,150	330,200
6.90%, 05/23/29		22,725	314,614

			644,814

Singapore — 0.1%
Singapore Government Bond:
2.75%, 07/01/23	SGD	160	121,672
2.38%, 06/01/25		60	45,127
2.75%, 03/01/46		40	30,453

			197,252

South Africa — 1.3%
Republic of South Africa Government Bond:
8.00%, 01/31/30	ZAR	1,910	121,940
6.25%, 03/31/36		6,144	309,159
9.00%, 01/31/40		16,763	1,081,890
8.75%, 01/31/44		15,032	944,626
8.75%, 02/28/48		14,677	922,179

12

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

South Africa (continued)
Republic of South Africa Government International Bond, 6.88%, 05/27/19	USD	428	$428,535

			3,808,329

Spain — 1.3%
Spain Government Bond, 1.40%, 07/30/28(b)	EUR	3,075	3,574,250

Sri Lanka — 0.0%
Sri Lanka Government Bonds:
11.00%, 08/01/21	LKR	9,000	51,620
11.60%, 12/15/23		5,000	29,163

			80,783

Sweden — 0.1%
Sweden Government Bond:
3.50%, 06/01/22	SEK	1,100	132,907
1.00%, 11/12/26		960	110,641
3.50%, 03/30/39		250	40,294

			283,842

Turkey — 0.2%
Turkey Government International Bond:
5.88%, 04/02/19	EUR	70	78,523
7.63%, 04/26/29	USD	589	581,637

			660,160

Ukraine — 0.1%
Ukraine Government International Bond, 9.75%, 11/01/28		200	205,963

United Kingdom — 2.0%
United Kingdom Gilt:
1.75%, 09/07/22	GBP	200	270,034
0.75%, 07/22/23		1,826	2,381,631
1.75%, 09/07/37		60	81,534
4.75%, 12/07/38		30	60,986
3.25%, 01/22/44		165	288,792
3.50%, 01/22/45		700	1,283,603
1.50%, 07/22/47		540	693,758
3.75%, 07/22/52		110	227,644
4.00%, 01/22/60		20	46,465
2.50%, 07/22/65		90	158,749
3.50%, 07/22/68		60	134,529

			5,627,725

Total Foreign Agency Obligations — 28.8% (Cost — $81,629,377)			81,629,321

		Shares

Investment Companies — 1.5%
Financial Select Sector SPDR Fund		11,297	290,446
iShares JP Morgan USD Emerging Markets Bond ETF(o)		26,451	2,911,197

Security		Shares	Value

Investment Companies (continued)
iShares MSCI Brazil ETF (o)		2,000	$81,980
iShares MSCI Emerging Markets ETF(o)		24,370	1,045,960
iShares MSCI South Korea ETF (o)		1,000	60,950

Total Investment Companies — 1.5% (Cost — $4,512,029)			4,390,533

		Par (000)

Municipal Bonds — 0.2%
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(b)	USD	180	189,851
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/48		260	304,717
Series B, 5.00%, 12/01/43		80	91,786

Total Municipal Bonds — 0.2% (Cost — $537,704)			586,354

Non-Agency Mortgage-Backed Securities — 2.5%

Cayman Islands — 0.1%
GPMT Ltd., Series 2018-FL1, Class A(b)(c)		223,410	222,951

United States — 2.4%
245 Park Avenue Trust, Series 2017-245P, Class E(b)(c)		249,999	237,642
Atrium Hotel Portfolio Trust, Series 2017-ATRM(b)(c):
Class D, 4.43%, 12/15/36		200	199,748
Class E, 5.53%, 12/15/36		150	150,562
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class DL(b)(c)		150,000	150,000
BBCMS Mortgage Trust, Series 2018-TALL, Class D(b)(c)		499,999	496,867
BXP Trust, Series 2017-CC(b)(c):
Class D, 3.55%, 08/13/37		110	106,928
Class E, 3.55%, 08/13/37		220	202,124
Citigroup Commercial Mortgage Trust:
Series 2015-P1, Class A5, 3.72%, 09/15/48		375	389,003
Series 2016-C3, Class C, 4.13%, 11/15/49(c)		250	249,294
Series 2016-GC36, Class A5, 3.62%, 02/10/49		375	387,117
Series 2016-P6, Class C, 4.28%, 12/10/49(c)		265	261,941

13

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
COMM Mortgage Trust, Series 2016-DC2(c):
Class B, 4.64%, 02/10/49	USD	100	$103,567
Class C, 4.64%, 02/10/49		100	100,969
Commercial Mortgage Trust, Series 2014-CR21, Class A3		374,999	385,256
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class B(c)		249,999	254,679
DBJPM Mortgage Trust, Series 2016-C3, Class A5		374,999	369,287
DBUBS Mortgage Trust, Series 2017-BRBK(b)(c):
Class E, 3.53%, 10/10/34		400	386,397
Class F, 3.53%, 10/10/34(k)		240	219,434
GS Mortgage Securities Corp. Trust, Series 2017-500K(b)(d):
Class D, (1 mo. LIBOR + 1.30%), 3.78%, 07/15/32		90	89,634
Class E, (1 mo. LIBOR + 1.50%), 3.98%, 07/15/32		120	119,662
Class F, (1 mo. LIBOR + 1.80%), 4.28%, 07/15/32		90	89,747
Class G, (1 mo. LIBOR + 2.50%), 4.98%, 07/15/32		40	39,791
GS Mortgage Securities Trust, Series 2017-GS7(b):
Class D, 3.00%, 08/10/50		225	199,571
Class E, 3.00%, 08/10/50		180	154,110
MAD Mortgage Trust, Series 2017-330M(b)(c):
Class D, 3.71%, 08/15/34		110	109,971
Class E, 3.76%, 08/15/34		130	125,777
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class D(c)		18,420	18,694
Morgan Stanley Bank of America Merrill Lynch Trust, Class A5:
Series 2014-C16, 3.89%, 06/15/47		375	391,754
Series 2015-C25, 3.64%, 10/15/48		400	412,725
Morgan Stanley Capital I, Inc., Series 2017-JWDR, Class E(b)(c)		120,000	120,524
Olympic Tower Mortgage Trust, Series 2017-OT(b)(c):
Class D, 3.95%, 05/10/39		130	127,082
Class E, 3.95%, 05/10/39		160	150,395
Wells Fargo Commercial Mortgage Trust, Series 2018-BXI, Class E(b)(c)		100,000	100,086

			6,900,338

Total Non-Agency Mortgage-Backed Securities — 2.5% (Cost — $7,067,503)			7,123,289

Security		Par (000)	Value

Preferred Securities — 2.7%

Capital Trusts — 2.7%

Austria — 0.1%
Erste Group Bank AG, 5.13%(c)(g)	EUR	200	$222,610

Brazil — 0.1%
Itau Unibanco Holding SA, 6.50%(b)(c)(g)	USD	258	255,163

Canada — 0.0%
TransCanada PipeLines Ltd., 4.89%, 05/15/67(i)		100	83,550

France — 0.5%
BNP Paribas SA, 6.63%(c)(g)		625	624,219
TOTAL SA, 1.75%(c)(e)(g)	EUR	740	832,541

			1,456,760

Italy — 0.5%
Intesa Sanpaolo SpA, 7.75%(g)(i)		500	607,835
UniCredit SpA(g):
6.63%(i)		200	218,013
7.50%(c)		200	229,678
9.25%(i)		200	247,638

			1,303,164

Luxembourg — 0.0%
SES SA, 4.63%(g)(i)		100	117,207

Netherlands — 0.4%
Cooperatieve Rabobank UA, 4.63%(c)(g)		200	227,715
ING Groep NV, 6.75%(c)(g)	USD	400	396,179
Telefonica Europe BV, 4.38%(c)(g)	EUR	400	460,241
Volkswagen International Finance NV, 2.70%(g)(i)		100	111,334

			1,195,469

New Zealand — 0.1%
EFG International AG, 5.00%, 04/05/27(i)	USD	200	196,060

Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA(g):
6.00%(c)	EUR	200	221,705
8.88%(i)		200	246,677
Repsol International Finance BV, 3.88%(g)(i)		100	117,564

			585,946

14

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Switzerland — 0.3%
UBS Group Funding Switzerland AG, 7.00%(b)(c)(g)	USD	640	$649,619

			649,619

United Kingdom — 0.2%
HSBC Holdings PLC, 6.50%(c)(g)		200	198,000
Royal Bank of Scotland Group PLC, 8.00%(g)(i)		200	214,500
Vodafone Group PLC, 7.00%, 04/04/79(c)		65	65,958

			478,458

United States — 0.3%
Bank of America Corp.(g)(i):
Series DD, 6.30%		24	26,070
Series Z, 6.50%		48	52,082
Capital One Financial Corp., Series E, 5.55%(g)(i)		59	59,885
Citigroup, Inc.(g)(i):
Series R, 6.13%		59	60,180
Series T, 6.25%		30	31,575
Energy Transfer Partners LP, Series A, 6.25%(c)(g)		300	283,500
JPMorgan Chase & Co.(g)(i):
Series S, 6.75%		48	52,624
Series Z, 5.30%		30	30,315
Morgan Stanley, Series J, 5.55%(g)(i)		50	50,880
NBCUniversal Enterprise, Inc., 5.25%(b)(g)		210	213,150
Wells Fargo & Co., Series U, 5.88%(g)(i)		48	51,288

			911,549

Total Capital Trusts — 2.7% (Cost — $7,667,573)			7,455,555

		Shares

Preferred Stocks — 0.0%

United States — 0.0%
Federal Home Loan Mortgage Corp.(c)(g):
Series S, 8.25%		1,900	19,627
Series Z, 8.38%		1,900	19,076
Morgan Stanley, Series E, 7.13%(g)(i)		260	7,311

Total Preferred Stocks — 0.0% (Cost — $38,951)			46,014

Total Preferred Securities — 2.7% (Cost — $7,706,524)			7,501,569

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities — 20.7%

Mortgage-Backed Securities — 20.7%
Fannie Mae Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32	USD	148	$143,668
2.50%, 09/01/27 - 02/01/33		804	801,007
3.00%, 07/01/29 - 03/01/47		4,325	4,341,462
3.50%, 07/01/29 - 01/01/48		2,899	2,963,586
3.50%, 04/15/34 - 04/10/49(l)		201	202,545
4.00%, 09/01/33 - 04/01/48		4,859	5,074,527
4.00%, 04/15/34 - 04/10/49(l)		748	750,990
4.50%, 04/01/44 - 07/01/48		1,395	1,481,530
4.50%, 04/10/49 - 05/13/49(l)		20,135	20,193,753
5.00%, 09/01/35 - 06/01/45		241	259,916
5.00%, 04/10/49(l)		153	154,352
5.50%, 12/01/38		153	167,936
5.50%, 04/10/49(l)		129	130,255
6.00%, 07/01/39		59	65,712
6.00%, 04/10/49(l)		66	65,733
6.50%, 11/01/38		18	20,476
Freddie Mac Mortgage-Backed Securities:
2.50%, 02/01/24 - 04/01/31		226	225,550
2.50%, 04/15/34(l)		208	210,807
3.00%, 04/15/34 - 04/10/49(l)		1,240	1,255,560
3.00%, 12/01/42 - 03/01/47		768	766,941
3.50%, 04/01/31 - 01/01/48		3,879	3,968,614
3.50%, 04/15/34 - 04/10/49(l)		2,004	2,020,141
4.00%, 04/15/34 - 04/10/49(l)		607	612,615
4.00%, 08/01/40 - 06/01/48		1,057	1,106,469
4.50%, 09/01/40 - 08/01/48		462	492,554
4.50%, 04/10/49(l)		232	232,721
5.00%, 05/01/38 - 05/01/39		70	75,128
5.00%, 04/10/49(l)		123	123,892
5.50%, 01/01/39		44	48,882
Ginnie Mae Mortgage-Backed Securities:
3.00%, 02/15/45 - 12/20/46		1,942	1,953,693
3.00%, 04/17/49(l)		81	80,344
3.50%, 01/15/42 - 10/20/46		3,555	3,638,424
4.00%, 10/20/40 - 01/05/48		586	608,242
4.00%, 04/17/49 - 05/21/49(l)		2,097	2,103,364
4.50%, 03/15/47 - 09/20/48		1,934	2,012,182
5.00%, 10/20/44		65	69,534
5.00%, 04/17/49(l)		301	301,919
5.00%, 05/21/49(l)		104	104,369

Total U.S. Government Sponsored Agency Securities — 20.7% (Cost — $58,540,324)			58,829,393

15

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations — 3.4%
U.S. Treasury Inflation Indexed Bonds:
0.38%, 01/15/27	USD	2,320	$2,298,253
0.50%, 01/15/28		306	305,317
U.S. Treasury Inflation Protected Security:
0.13%, 04/15/20		666	662,795
0.63%, 04/15/23		468	471,387
U.S. Treasury Notes:
1.75%, 11/30/21		5	4,935
1.88%, 02/28/22		500	494,824
2.75%, 07/31/23		660	673,793
1.38%, 08/31/23		75	72,278
2.88%, 11/30/23		1,410	1,449,766
2.75%, 02/15/28		360	370,266
2.88%, 05/15/28		1,410	1,464,582
0.88%, 01/15/29		395	407,345
U.S. Treasury Bonds:
2.75%, 11/15/47		650	640,631
3.13%, 05/15/48		152	161,492
3.00%, 08/15/48		154	159,621

Total U.S. Treasury Obligations — 3.4% (Cost — $9,410,751)			9,637,285

		Shares

Warrants — 0.0%

Venezuela — 0.0%
Venezuela Government International Bond		3,000	3,000

Total Warrants — 0.0% (Cost — $—)			3,000

Total Long-Term Investments — 103.2% (Cost — $291,387,301)			292,518,932

		Par (000)

Short-Term Securities — 2.7%

Foreign Agency Obligations(m) — 1.4%

Egypt — 1.2%
Egypt Treasury Bills:
19.60%, 04/02/19	EGP	34,525	1,992,210
17.30%, 07/30/19		4,300	235,155
18.25%, 08/20/19		4,300	232,974
19.90%, 08/27/19		4,300	232,256
17.57%, 09/10/19		8,825	473,740
18.35%, 11/05/19		4,300	225,352

			3,391,687

Nigeria — 0.2%
Nigeria Treasury Bills:
15.20%, 04/04/19	NGN	61,308	169,828
12.77%, 05/02/19		24,260	66,556
13.12%, 07/04/19		24,258	65,326

Security		Par (000)	Value

Nigeria (continued)
14.28%, 08/15/19	NGN	48,516	$127,939
14.34%, 09/12/19		32,344	83,412
14.09%, 10/03/19		16,172	41,562
14.44%, 01/16/20		32,344	80,380

			635,003

Total Foreign Agency Obligations — 1.4% (Cost — $3,938,160)			4,026,690

		Shares

Money Market Funds(n)(o) — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%		3,731,387	3,731,387

Total Money Market Funds — 1.3% (Cost — $3,731,387)			3,731,387

Total Short-Term Securities — 2.7% (Cost — $7,669,547)			7,758,077

Options Purchased — 0.3% (Cost — $890,710)			883,509

Total Investments Before TBA Sale Commitments and Options Written — 106.2% (Cost — $299,947,558)			301,160,518

		Par (000)

TBA Sale Commitments(l) — (8.5%)

Mortgage-Backed Securities — (8.5%)
Fannie Mae Mortgage-Backed Securities:
2.00%, 04/15/34	USD	73	(71,090)
2.50%, 04/15/34		212	(210,735)
3.00%, 04/15/34 - 04/10/49		1,213	(1,218,925)
3.50%, 04/15/34 - 04/10/49		4,233	(4,291,716)
4.00%, 04/10/49		2,099	(2,159,036)
4.50%, 04/10/49		9,742	(10,150,326)
Freddie Mac Mortgage-Backed Securities:
3.00%, 04/10/49		122	(121,459)
3.50%, 04/15/34 - 04/10/49		1,990	(2,020,141)
4.00%, 04/15/34 - 04/10/49		595	(612,615)
4.50%, 04/10/49		223	(232,721)
5.00%, 04/10/49		117	(123,892)

16

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc. (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities — (continued)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 04/17/49	USD	68	$(67,790)
3.50%, 04/17/49		667	(681,804)
4.00%, 04/17/49		925	(955,045)
4.50%, 04/17/49		1,037	(1,077,042)
5.00%, 04/17/49		100	(104,470)

Total TBA Sale Commitments — (8.5)% (Proceeds — $23,935,251)			(24,098,807)

Value

Options Written — (0.4)% (Premiums Received — $1,086,299)	$(1,177,156)

Total Investments, Net of TBA Sale Commitments and Options Written — 97.3% (Cost — $274,926,008)	275,884,555

Other Assets Less Liabilities — 2.7%	7,714,543

Net Assets — 100.0%	$283,599,098

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	When-issued security.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Perpetual security with no stated maturity date.
(h)	Zero-coupon bond.
(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(j)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	Represents or includes a TBA transaction.
(m)	Rates are discount rates or a range of discount rates as of period end.
(n)	Annualized 7-day yield as of period end.
(o)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased		Shares Sold	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,723,358	1,008,029	(b)	—	3,731,387	$3,731,387	$34,324	$—	$—
iShares JP Morgan USD Emerging Markets Bond ETF	6,665	19,786		—	26,451	2,911,197	23,409	—	103,097
iShares MSCI Brazil ETF	2,000	—		—	2,000	81,980	—	—	5,580
iShares MSCI Emerging Markets ETF	24,370	—		—	24,370	1,045,960	—	—	94,068
iShares MSCI South Korea ETF	—	1000		—	1000	60,950	—	—	(3,740)

						$7,831,474	$57,733	$—	$199,005

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.

Currency Abbreviations

ARS	Argentine Peso

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

17

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc.

Currency Abbreviations (continued)

CLP	Chilean Peso

CNY	Chinese Renminbi

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NGN	Nigerian Naira

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

AMT	Alternative Minimum Tax (subject to)

CLO	Collateralized Loan Obligation

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

OTC	Over-the-Counter

PIK	Payment-In-Kind

RB	Revenue Bonds

S&P	S&P Global Ratings

STIBOR	Stockholm Interbank Offered Rate

WIBOR	Warsaw Interbank Offered Rate

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	2.75%	01/30/19	Open	$918,750	$922,961	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	01/30/19	Open	962,550	966,962	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	01/30/19	Open	1,653,175	1,657,729	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	01/31/19	Open	689,588	692,748	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	01/31/19	Open	575,662	578,301	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	01/31/19	Open	615,938	618,760	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	01/31/19	Open	633,500	636,404	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	02/06/19	Open	535,800	537,969	Corporate Bonds	Open/Demand

				$6,584,963	$6,611,834

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

18

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
30-Year Euro Buxl Bond	8	06/06/19	$1,720	$8,091
Euro BTP Futures	77	06/06/19	11,183	245,998
Euro OAT	20	06/06/19	3,650	95,572
90-Day Sterling	55	06/14/19	—	(3,965)
10-Year Australian Treasury Bond	27	06/17/19	2,656	38,912
10-Year Canada Bond Future	32	06/19/19	3,329	64,547
MSCI Emerging Markets E-Mini Index	12	06/21/19	634	3,041
Long Gilt Future	16	06/26/19	2,696	504
2-Year U.S. Treasury Note	91	06/28/19	19,392	(4,600)
5-Year U.S. Treasury Note	313	06/28/19	36,254	30,102
90-Day Euro Future	65	09/16/19	15,850	103,051
90-Day Euro Future	59	12/14/20	14,434	21,239

				602,492

Short Contracts:
Euro BOBL	43	06/06/19	6,422	4,305
Euro Bund Futures	16	06/06/19	2,985	(1,171)
Euro-Schatz Futures	19	06/06/19	2,387	(1,978)
Short Term Euro BTP	105	06/06/19	13,074	(42,341)
10-Year Japanese Government Treasury Bonds	2	06/13/19	2,766	(10,472)
10-Year U.S. Treasury Note	9	06/19/19	1,118	(2,653)
10-Year U.S. Ultra Long Treasury Bond	34	06/19/19	4,515	(37,297)
Long U.S. Treasury Bond	33	06/19/19	4,939	(142,392)
U.S. Ultra Bond	39	06/19/19	6,552	(131,361)
S&P 500 E-Mini Index	37	06/21/19	5,250	(27,620)
90-Day Euro Future	283	03/16/20	69,112	(396,661)
90-Day Euro Future	30	03/15/21	7,341	(49,009)
90-Day Euro Future	65	09/13/21	15,904	(164,999)

				(1,003,649)

				$(401,157)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	416,000	BRL	1,596,816	BNP Paribas S.A.	04/02/19	$8,165
USD	446,930	BRL	1,725,373	BNP Paribas S.A.	04/02/19	6,261
USD	1,247,142	BRL	4,859,740	BNP Paribas S.A.	04/02/19	5,941
USD	1,259,000	BRL	4,860,370	BNP Paribas S.A.	04/02/19	17,637
USD	257,495	BRL	973,048	Goldman Sachs International	04/02/19	8,974
USD	323,817	BRL	1,261,819	Goldman Sachs International	04/02/19	1,542
USD	339,000	BRL	1,313,964	Goldman Sachs International	04/02/19	3,407
USD	985,256	BRL	3,696,681	Goldman Sachs International	04/02/19	41,105
USD	910,000	BRL	3,502,909	JPMorgan Chase Bank N.A.	04/02/19	15,340
USD	257,495	BRL	962,493	UBS AG	04/02/19	11,669

19

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	509,603	BRL	1,985,768	UBS AG	04/02/19	$2,427
USD	832,562	BRL	3,244,244	UBS AG	04/02/19	3,966
USD	1,818,025	BRL	7,084,296	UBS AG	04/02/19	8,660
USD	315,000	COP	982,957,500	Nat west Markets PLC	04/05/19	6,728
USD	306,750	KRW	344,909,700	JPMorgan Chase Bank N.A.	04/05/19	3,108
MXN	16,038,289	USD	822,000	Citibank N.A.	04/10/19	3,219
USD	396,000	CLP	260,579,880	BNP Paribas S.A.	04/10/19	13,073
USD	407,000	CLP	272,120,200	JPMorgan Chase Bank N.A.	04/10/19	7,114
USD	728,000	TRY	4,035,273	Citibank N.A.	04/10/19	16,239
IDR	2,856,782,701	USD	199,468	BNP Paribas S.A.	04/15/19	549
IDR	4,589,252,633	USD	320,568	BNP Paribas S.A.	04/15/19	747
IDR	4,593,633,619	USD	320,964	Deutsche Bank AG	04/15/19	658
USD	366,000	MXN	7,103,474	Morgan Stanley & Co. International PLC	04/15/19	799
CAD	785,360	USD	586,000	Deutsche Bank AG	04/17/19	1,933
COP	1,062,186,573	USD	332,661	Standard Chartered Bank	04/17/19	214
MXN	6,593,664	USD	336,000	Citibank N.A.	04/17/19	2,881
MXN	6,486,773	USD	333,000	HSBC Bank USA N.A.	04/17/19	387
TRY	575,500	USD	100,000	Citibank N.A.	04/17/19	900
TRY	1,119,300	USD	195,000	JPMorgan Chase Bank N.A.	04/17/19	1,242
USD	127,000	ARS	5,499,100	BNP Paribas S.A.	04/17/19	2,529
USD	423,891	AUD	594,000	Goldman Sachs International	04/17/19	1,993
USD	586,000	CAD	779,269	Morgan Stanley & Co. International PLC	04/17/19	2,627
USD	339,000	CLP	228,452,100	BNP Paribas S.A.	04/17/19	3,282
USD	341,506	CLP	231,950,875	BNP Paribas S.A.	04/17/19	646
USD	332,661	COP	1,053,736,984	Natwest Markets PLC	04/17/19	2,434
USD	610,000	MXN	11,735,523	Barclays Bank PLC	04/17/19	6,853
USD	512,259	MXN	9,801,564	Goldman Sachs International	04/17/19	8,508
USD	339,000	TRY	1,919,418	Citibank N.A.	04/17/19	2,476
ZAR	9,127,121	USD	629,500	Barclays Bank PLC	04/17/19	1,920
ZAR	9,127,624	USD	629,500	Goldman Sachs International	04/17/19	1,955
USD	90,000	ARS	3,745,800	BNP Paribas S.A.	04/22/19	5,771
USD	275,000	ARS	11,165,000	Deutsche Bank AG	04/25/19	24,925
EGP	1,423,580	USD	79,000	Citibank N.A.	04/30/19	2,391
EGP	1,795,250	USD	100,000	Citibank N.A.	04/30/19	2,640
USD	237,300	BRL	904,683	Citibank N.A.	05/03/19	6,700
USD	514,990	BRL	1,989,659	UBS AG	05/03/19	7,833
USD	315,422	ZAR	4,539,715	Citibank N.A.	05/14/19	2,367
USD	257,897	EUR	226,296	Goldman Sachs International	05/29/19	2,832
USD	2,679,446	IDR	38,120,478,996	Bank of America N.A.	05/29/19	28,566
USD	1,010,491	IDR	14,341,896,720	Citibank N.A.	05/29/19	13,162
USD	481,110	IDR	6,881,319,745	UBS AG	05/29/19	2,587
MXN	18,999,108	USD	965,079	Barclays Bank PLC	05/30/19	4,657
USD	2,423,979	MXN	47,227,102	Barclays Bank PLC	05/30/19	13,456
USD	2,302,127	COP	7,205,656,334	Credit Suisse International	05/30/19	48,973
USD	2,541,703	ZAR	35,380,000	Deutsche Bank AG	05/30/19	106,564
USD	275,000	ARS	11,418,000	BNP Paribas S.A.	05/31/19	30,849
AUD	7,986,000	USD	5,675,826	Bank of America N.A.	06/19/19	2,846
AUD	230,000	USD	162,920	Morgan Stanley & Co. International PLC	06/19/19	628

20

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	993,389	USD	1,000,000	Westpac Banking Corp.	06/19/19	$4,993
EUR	46,689	GBP	40,000	Goldman Sachs International	06/19/19	419
EUR	81,346	GBP	70,000	HSBC Bank USA N.A.	06/19/19	325
EUR	43,162	SEK	450,000	Citibank N.A.	06/19/19	53
EUR	76,733	SEK	800,000	Citibank N.A.	06/19/19	92
EUR	43,185	SEK	450,000	Toronto-Dominion Bank	06/19/19	77
GBP	35,000	EUR	40,471	Citibank N.A.	06/19/19	65
GBP	70,000	EUR	80,576	Natwest Markets PLC	06/19/19	543
GBP	35,000	EUR	40,458	State Street Bank and Trust Co.	06/19/19	80
GBP	70,000	USD	91,480	HSBC Bank USA N.A.	06/19/19	46
IDR	5,290,000,000	USD	365,867	Deutsche Bank AG	06/19/19	996
JPY	1,223,999,422	EUR	9,666,501	Natwest Markets PLC	06/19/19	196,199
JPY	217,240,000	USD	1,961,183	BNP Paribas S.A.	06/19/19	10,850
JPY	3,546,470,091	USD	32,015,114	BNP Paribas S.A.	06/19/19	178,576
JPY	82,000,000	USD	743,360	Morgan Stanley & Co. International PLC	06/19/19	1,009
MYR	5,551,792	USD	1,360,000	Barclays Bank PLC	06/19/19	659
SEK	7,764,829	EUR	737,715	Bank of America N.A.	06/19/19	7,071
USD	339,000	BRL	1,301,726	Goldman Sachs International	06/19/19	8,416
USD	377,316	EUR	330,000	Citibank N.A.	06/19/19	4,699
USD	377,372	EUR	330,000	Citibank N.A.	06/19/19	4,754
USD	1,259,036	EUR	1,101,451	Citibank N.A.	06/19/19	15,340
USD	1,510,738	EUR	1,321,649	Citibank N.A.	06/19/19	18,407
USD	2,923,803	EUR	2,557,850	Citibank N.A.	06/19/19	35,624
USD	14,905,639	EUR	13,040,000	Citibank N.A.	06/19/19	181,609
USD	751,093	EUR	660,000	Deutsche Bank AG	06/19/19	5,859
USD	465,977	EUR	410,000	Goldman Sachs International	06/19/19	3,028
USD	252,832	GBP	190,000	Bank of America N.A.	06/19/19	4,407
USD	92,951	GBP	70,000	Natwest Markets PLC	06/19/19	1,426
USD	131,811	GBP	100,000	Toronto-Dominion Bank	06/19/19	1,061
USD	775,000	RUB	51,033,810	Goldman Sachs International	06/19/19	5,630
USD	778,000	TRY	4,471,644	Bank of America N.A.	06/19/19	30,737
USD	270,317	TRY	1,447,583	JPMorgan Chase Bank N.A.	06/19/19	28,409
USD	1,170,000	TWD	35,948,250	Deutsche Bank AG	06/19/19	1,661
ZAR	4,240,000	USD	290,082	UBS AG	06/19/19	1,047
EGP	9,198,000	USD	504,000	Citibank N.A.	09/09/19	492
USD	1,400,017	EUR	1,075,000	Deutsche Bank AG	12/13/19	168,384
USD	1,409,390	EUR	1,075,000	Deutsche Bank AG	02/25/20	170,662
USD	1,404,847	JPY	140,000,000	Barclays Bank PLC	03/16/20	106,826

						1,738,386

BRL	1,596,816	USD	409,787	BNP Paribas S.A.	04/02/19	(1,952)
BRL	1,725,373	USD	442,778	BNP Paribas S.A.	04/02/19	(2,109)
BRL	4,859,740	USD	1,259,000	BNP Paribas S.A.	04/02/19	(17,798)
BRL	4,860,370	USD	1,247,304	BNP Paribas S.A.	04/02/19	(5,941)
BRL	973,048	USD	249,711	Goldman Sachs International	04/02/19	(1,189)
BRL	1,261,819	USD	334,000	Goldman Sachs International	04/02/19	(11,725)
BRL	1,313,964	USD	337,199	Goldman Sachs International	04/02/19	(1,606)
BRL	3,696,681	USD	948,670	Goldman Sachs International	04/02/19	(4,519)
BRL	3,502,909	USD	898,942	JPMorgan Chase Bank N.A.	04/02/19	(4,282)
BRL	962,493	USD	247,002	UBS AG	04/02/19	(1,177)

21

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,985,768	USD	514,990	UBS AG	04/02/19	$(7,815)
BRL	3,244,244	USD	867,930	UBS AG	04/02/19	(39,334)
BRL	7,084,296	USD	1,895,256	UBS AG	04/02/19	(85,891)
COP	978,390,000	USD	315,000	Citibank N.A.	04/05/19	(8,160)
KRW	347,507,873	USD	306,750	JPMorgan Chase Bank N.A.	04/05/19	(821)
CLP	337,401,288	USD	504,000	Natwest Markets PLC	04/10/19	(8,182)
CLP	535,279,800	USD	803,000	Natwest Markets PLC	04/10/19	(16,395)
TRY	4,011,062	USD	728,000	BNP Paribas S.A.	04/10/19	(20,510)
USD	822,000	MXN	16,029,575	HSBC Bank USA N.A.	04/10/19	(2,771)
MXN	5,906,478	USD	305,000	Citibank N.A.	04/15/19	(1,339)
MXN	24,145,081	USD	1,247,479	HSBC Bank USA N.A.	04/15/19	(6,143)
CLP	232,320,600	USD	342,000	BNP Paribas S.A.	04/17/19	(597)
CLP	221,525,500	USD	334,000	Citibank N.A.	04/17/19	(8,461)
COP	1,355,048,000	USD	428,000	Natwest Markets PLC	04/17/19	(3,346)
KRW	547,024,497	USD	485,000	Goldman Sachs International	04/17/19	(3,813)
KRW	208,717,000	USD	185,000	Morgan Stanley & Co. International PLC	04/17/19	(1,403)
MXN	8,276,108	USD	428,000	Citibank N.A.	04/17/19	(2,650)
MXN	11,576,499	USD	595,000	Citibank N.A.	04/17/19	(26)
MXN	8,145,045	USD	421,000	HSBC Bank USA N.A.	04/17/19	(2,386)
TRY	1,930,605	USD	339,000	BNP Paribas S.A.	04/17/19	(515)
USD	411,649	IDR	5,900,573,613	Bank of America N.A.	04/17/19	(1,370)
USD	417,895	IDR	6,047,777,164	Bank of America N.A.	04/17/19	(5,427)
USD	417,935	IDR	6,039,163,207	Citibank N.A.	04/17/19	(4,784)
USD	332,661	MXN	6,560,108	Citibank N.A.	04/17/19	(4,496)
USD	252,350	MXN	4,923,638	State Street Bank and Trust Co.	04/17/19	(700)
USD	428,350	MXN	8,357,600	State Street Bank and Trust Co.	04/17/19	(1,189)
USD	678,000	TRY	3,888,194	BNP Paribas S.A.	04/17/19	(3,701)
USD	250,500	ZAR	3,640,767	BNP Paribas S.A.	04/17/19	(1,371)
USD	339,000	ZAR	4,914,679	BNP Paribas S.A.	04/17/19	(1,001)
USD	514,000	ZAR	7,543,454	BNP Paribas S.A.	04/17/19	(7,861)
USD	103,000	ZAR	1,495,934	JPMorgan Chase Bank N.A.	04/17/19	(490)
ZAR	3,405,170	USD	235,735	BNP Paribas S.A.	04/17/19	(163)
ZAR	23,603,567	USD	1,639,000	BNP Paribas S.A.	04/17/19	(6,089)
ZAR	1,484,114	USD	103,000	Citibank N.A.	04/17/19	(328)
ZAR	7,355,341	USD	512,000	Citibank N.A.	04/17/19	(3,153)
ZAR	3,830,368	USD	265,265	Morgan Stanley & Co. International PLC	04/17/19	(277)
ARS	3,807,000	USD	90,000	BNP Paribas S.A.	04/22/19	(4,395)
ARS	1,250,100	USD	30,000	Deutsche Bank AG	04/22/19	(1,890)
ARS	6,476,250	USD	157,000	Natwest Markets PLC	04/25/19	(11,944)
BRL	931,532	USD	238,000	BNP Paribas S.A.	05/03/19	(556)
BRL	1,728,748	USD	446,930	BNP Paribas S.A.	05/03/19	(6,278)
BRL	4,869,875	USD	1,259,000	BNP Paribas S.A.	05/03/19	(17,685)
BRL	1,282,098	USD	339,000	Goldman Sachs International	05/03/19	(12,198)
BRL	1,340,469	USD	342,000	Goldman Sachs International	05/03/19	(319)
USD	332,661	BRL	1,327,983	Goldman Sachs International	05/03/19	(5,837)
USD	93,578	ZAR	1,363,015	Bank of America N.A.	05/14/19	(415)
ZAR	5,875,776	USD	409,000	BNP Paribas S.A.	05/14/19	(3,811)

22

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	200,000	TRY	1,198,000	BNP Paribas S.A.	05/28/19	$(3,419)
IDR	14,341,896,720	USD	1,005,391	Citibank N.A.	05/29/19	(8,062)
USD	107,247	CHF	106,567	HSBC Bank USA N.A.	05/29/19	(351)
ARS	5,978,200	USD	142,000	BNP Paribas S.A.	05/30/19	(14,007)
ARS	10,955,100	USD	265,000	BNP Paribas S.A.	05/30/19	(30,451)
ARS	9,632,400	USD	230,000	Deutsche Bank AG	05/30/19	(23,770)
COP	671,342,811	USD	213,292	Citibank N.A.	05/30/19	(3,368)
COP	6,534,313,523	USD	2,069,130	Citibank N.A.	05/30/19	(25,901)
MXN	9,277,783	USD	475,202	Barclays Bank PLC	05/30/19	(1,654)
ZAR	16,890,284	USD	1,176,327	Bank of America N.A.	05/30/19	(13,800)
USD	100,000	TRY	603,500	Citibank N.A.	06/17/19	(997)
USD	195,000	TRY	1,173,900	JPMorgan Chase Bank N.A.	06/17/19	(1,454)
ARS	3,638,475	USD	78,500	BNP Paribas S.A.	06/18/19	(2,601)
ARS	5,837,000	USD	130,000	BNP Paribas S.A.	06/19/19	(8,407)
ARS	9,066,600	USD	207,000	BNP Paribas S.A.	06/19/19	(18,130)
ARS	32,298,750	USD	725,000	BNP Paribas S.A.	06/19/19	(52,173)
BRL	3,117,241	USD	811,000	JPMorgan Chase Bank N.A.	06/19/19	(19,352)
CAD	332,580	USD	250,000	BNP Paribas S.A.	06/19/19	(645)
CAD	3,600,000	USD	2,706,115	BNP Paribas S.A.	06/19/19	(6,986)
CLP	910,452,000	USD	1,360,000	Royal Bank of Canada	06/19/19	(22,127)
CNY	2,500,000	USD	371,980	Standard Chartered Bank	06/19/19	(274)
CNY	6,250,000	USD	929,949	Standard Chartered Bank	06/19/19	(686)
CZK	11,940,057	USD	530,000	Morgan Stanley & Co. International PLC	06/19/19	(9,999)
EUR	85,922	SEK	900,000	Standard Chartered Bank	06/19/19	(351)
EUR	210,000	USD	238,148	Bank of America N.A.	06/19/19	(1,028)
EUR	17,433,060	USD	19,927,173	Bank of America N.A.	06/19/19	(242,748)
EUR	660,000	USD	753,672	Barclays Bank PLC	06/19/19	(8,438)
EUR	200,000	USD	226,734	Deutsche Bank AG	06/19/19	(905)
EUR	660,000	USD	755,432	Goldman Sachs International	06/19/19	(10,197)
GBP	69,508	EUR	81,440	Deutsche Bank AG	06/19/19	(1,076)
GBP	70,000	EUR	81,995	Deutsche Bank AG	06/19/19	(1,059)
GBP	30,492	EUR	35,736	Goldman Sachs International	06/19/19	(482)
GBP	420,000	EUR	491,347	Natwest Markets PLC	06/19/19	(5,650)
GBP	70,000	USD	93,017	Bank of America N.A.	06/19/19	(1,492)
GBP	210,000	USD	279,956	Citibank N.A.	06/19/19	(5,380)
GBP	35,000	USD	46,296	Morgan Stanley & Co. International PLC	06/19/19	(533)
GBP	61,756	USD	81,894	Natwest Markets PLC	06/19/19	(1,149)
GBP	80,000	USD	106,262	Natwest Markets PLC	06/19/19	(1,662)
GBP	3,288,000	USD	4,375,486	Natwest Markets PLC	06/19/19	(76,417)
GBP	35,000	USD	46,500	Royal Bank of Canada	06/19/19	(737)
GBP	8,244	USD	10,933	UBS AG	06/19/19	(153)
GBP	70,000	USD	92,722	UBS AG	06/19/19	(1,197)
IDR	11,950,895,000	USD	830,500	Bank of America N.A.	06/19/19	(1,701)
IDR	11,892,760,000	USD	830,500	JPMorgan Chase Bank N.A.	06/19/19	(5,733)
KRW	1,143,461,400	USD	1,010,000	Citibank N.A.	06/19/19	(2,741)
MXN	3,040,620	USD	156,000	Goldman Sachs International	06/19/19	(1,289)
MXN	27,105,743	USD	1,397,000	State Street Bank and Trust Co.	06/19/19	(17,819)
PLN	4,721,605	USD	1,250,000	Nomura International PLC	06/19/19	(17,207)
SEK	2,383,154	USD	260,000	Nomura International PLC	06/19/19	(2,173)

23

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	1,447,583	USD	270,317	JPMorgan Chase Bank N.A.	06/19/19	$(28,409)
USD	3,212,667	AUD	4,520,000	Citibank N.A.	06/19/19	(1,407)
USD	162,439	AUD	230,000	Goldman Sachs International	06/19/19	(1,109)
USD	231,523	CNY	1,560,000	Barclays Bank PLC	06/19/19	(421)
USD	232,144	CNY	1,565,000	Citibank N.A.	06/19/19	(543)
USD	232,351	CNY	1,565,000	Citibank N.A.	06/19/19	(336)
USD	231,420	CNY	1,560,000	JPMorgan Chase Bank N.A.	06/19/19	(524)
USD	91,456	GBP	70,000	Deutsche Bank AG	06/19/19	(70)
USD	550,000	JPY	60,887,970	Bank of America N.A.	06/19/19	(2,721)
USD	878,000	ZAR	12,830,608	Nomura International PLC	06/19/19	(2,980)
USD	1,230,411	ZAR	17,980,000	Nomura International PLC	06/19/19	(4,139)

						(1,101,174)

						$637,212

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
2Y-10Y CMS Index Cap	0.21%	Goldman Sachs International	5/29/20	USD	26,204	$45,580	$40,616	$4,964

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPX Volatility Index	84	04/17/19	USD	20.00	USD	115	$3,360
SPDR S&P 500 ETF Trust	197	04/18/19	USD	285.00	USD	5,565	41,469
SPDR S&P 500 ETF Trust	141	04/18/19	USD	284.00	USD	3,983	36,942
iShares China Large-Cap ETF	106	04/18/19	USD	45.00	USD	469	5,406
iShares China Large-Cap ETF	82	04/18/19	USD	46.00	USD	363	2,009
Financial Select Sector SPDR Fund	210	05/17/19	USD	27.00	USD	540	3,045
SPDR S&P 500 ETF Trust	107	05/17/19	USD	286.00	USD	3,023	41,516
Euro Stoxx Banks	320	06/21/19	EUR	100.00	EUR	2,984	16,153
Euro Stoxx Banks	52	06/21/19	EUR	95.00	EUR	485	5,833
SPDR S&P 500 ETF Trust	77	06/21/19	USD	287.00	USD	2,175	42,042
90-Day Euro Future	58	12/13/19	USD	97.75	USD	14,189	41,325
90-Day Euro Future	58	12/16/19	USD	97.25	USD	14,148	49,300
SPDR S&P 500 ETF Trust	70	12/20/19	USD	300.00	USD	1,977	41,475

							329,875

Put
5-Year U.S. Treasury Note	79	05/24/19	USD	113.50	USD	9,150	1,234

							$331,109

24

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc.

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
AUD Currency	One-Touch	UBS AG	153,600	04/12/19	USD	0.70	USD	0.70	AUD	154	$8,543
USD Currency	One-Touch	Bank of America N.A.	68,000	04/12/19	JPY	101.00	JPY	101.00	USD	68	5,949
USD Currency	One-Touch	Citibank N.A.	43,000	05/17/19	USD	6.50	USD	6.50	USD	43	8,064
USD Currency	One-Touch	Deutsche Bank AG	25,000	05/30/19	USD	3.70	USD	3.70	USD	25	5,062

											27,618

Put
USD Currency	One-Touch	BNP Paribas S.A.	10,000	04/26/19	USD	5.35	USD	5.35	USD	10	2,105
USD Currency	One-Touch	Bank of America N.A.	25,000	06/27/19	USD	3.70	USD	3.70	USD	25	3,495

											5,600

											$33,218

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
10-Year Interest Rate Swap, 04/10/29	3-Month LIBOR, 2.60%	Quarterly	2.61%	Semi-annual	Morgan Stanley & Co. International PLC	04/08/19	$2.61	USD	3,843	$68,090
10-Year Interest Rate Swap, 04/13/29	3-Month LIBOR, 2.60%	Quarterly	2.50	Semi-annual	Morgan Stanley & Co. International PLC	04/11/19	2.50	USD	7,685	68,550
10-Year Interest Rate Swap, 07/25/29	3-Month LIBOR, 2.60%	Quarterly	2.59	Semi-annual	Goldman Sachs International	07/23/19	2.59	USD	8,590	201,360

										$338,000

OTC Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	04/03/19	JPY	112.00	USD	1,759	$232
AUD Currency	Bank of America N.A.	04/04/19	USD	0.72	AUD	703	512
USD Currency	JPMorgan Chase Bank N.A.	04/04/19	CLP	660.00	USD	606	18,356
USD Currency	HSBC Bank USA	04/12/19	JPY	112.00	USD	15,000	15,120
USD Currency	BNP Paribas S.A.	04/25/19	TRY	6.15	USD	1,048	22,072
AUD Currency	Morgan Stanley & Co. International PLC	05/16/19	USD	0.72	AUD	942	4,980
EUR Currency	BNP Paribas S.A.	05/17/19	USD	1.15	EUR	515	1,112
GBP Currency	Bank of America N.A.	05/17/19	USD	1.35	GBP	630	4,647
USD Currency	Morgan Stanley & Co. International PLC	05/20/19	KRW	1,140.00	USD	670	4,952

							71,983

Put
USD Currency	Deutsche Bank AG	04/03/19	JPY	112.00	USD	1,759	18,093
USD Currency	JPMorgan Chase Bank N.A.	04/04/19	ZAR	13.60	USD	1,283	14
USD Currency	Morgan Stanley & Co. International PLC	04/04/19	KRW	1,105.00	USD	700	1
USD Currency	Citibank N.A.	04/10/19	ZAR	13.60	USD	819	113
USD Currency	Deutsche Bank AG	04/10/19	AUD	1.00	USD	1,508	778
USD Currency	Citibank N.A.	04/12/19	JPY	105.00	USD	3,856	31
USD Currency	Goldman Sachs International	04/12/19	JPY	106.50	USD	1,630	142
USD Currency	BNP Paribas S.A.	04/26/19	ZAR	14.40	USD	514	7,466
USD Currency	Deutsche Bank AG	04/29/19	BRL	3.91	USD	599	9,454
USD Currency	JPMorgan Chase Bank N.A.	05/03/19	ZAR	13.40	USD	1,283	653
USD Currency	Deutsche Bank AG	05/09/19	ZAR	13.75	USD	2,046	6,285
USD Currency	Bank of America N.A.	05/10/19	BRL	3.78	USD	588	3,649
USD Currency	Citibank N.A.	05/10/19	ZAR	14.15	USD	614	6,012
USD Currency	Morgan Stanley & Co. International PLC	05/10/19	MXN	19.30	USD	610	6,172
USD Currency	Morgan Stanley & Co. International PLC	05/20/19	BRL	3.79	USD	551	4,756

							63,619

							$135,602

25

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPX Volatility Index	84	04/17/19	USD	26.00	USD	115	$(1,470)
iShares MSCI Emerging Markets ETF	156	04/18/19	USD	46.00	USD	670	(156)
Euro Stoxx Banks	52	06/21/19	EUR	105.00	EUR	485	(1,094)
Euro Stoxx Banks	160	06/21/19	EUR	100.00	EUR	1,492	(8,077)
90-Day Euro Future	58	12/13/19	USD	97.63	USD	14,189	(51,112)
Eurodollar 1-Year Mid-Curve Options	676	12/13/19	USD	98.38	USD	165,375	(156,325)
90-Day Euro Future	58	12/16/19	USD	97.38	USD	14,148	(35,525)

							(253,759)

Put
5-Year U.S. Treasury Note	79	05/24/19	USD	112.50	USD	9,150	(1,234)

							$(254,993)

Interest Rate Caps Sold

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation
Call
2Y-10Y CMS Index Cap	0.71%	Goldman Sachs International	5/29/20	USD	26,204	$(7,125)	$(11,792)	$4,667

OTC Barrier Options Written

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	Down and In	Morgan Stanley & Co. International PLC	1,050,000	04/04/19	USD	1,090.00	USD	1,070.00	USD	1,050	$(1)
USD Currency	One-Touch	BNP Paribas S.A.	10,000	04/26/19	USD	5.10	USD	5.10	USD	10	(779)

											$(780)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
2-Year Interest Rate Swap, 07/25/21	2.46%	Semi-annual	3-Month LIBOR, 2.60%	Quarterly	Citibank N.A.	07/23/19	$2.46	USD	19,070	$(95,501)
5-Year Interest Rate Swap, 07/26/24	2.34	Semi-annual	3-Month LIBOR, 2.60%	Quarterly	Citibank N.A.	07/24/19	2.34	USD	19,050	(153,458)
2-Year Interest Rate Swap, 08/02/21	2.34	Semi-annual	3-Month LIBOR, 2.60%	Quarterly	JPMorgan Chase Bank N.A.	07/31/19	2.34	USD	66,534	(200,538)
10-Year Interest Rate Swap, 08/02/29	2.48	Semi-annual	3-Month LIBOR, 2.60%	Quarterly	JPMorgan Chase Bank N.A.	07/31/19	2.48	USD	14,910	(220,791)
2-Year Interest Rate Swap, 06/27/21	2.70	Semi-annual	3-Month LIBOR, 2.60%	Quarterly	Goldman Sachs International	06/25/19	2.7	USD	17,390	(130,055)

										(800,343)

Put
5-Year Interest Rate Swap, 06/28/24	3-Month EURIBOR, (0.23)%	Semi-annual	0.78	Annual	Barclays Bank PLC	06/26/19	0.78	EUR	12,870	(64)
2-Year Interest Rate Swap, 07/25/21	3-Month LIBOR, 2.60%	Quarterly	2.96	Semi-annual	Citibank N.A.	07/23/19	2.96	USD	19,070	(711)
2-Year Interest Rate Swap, 10/07/22	3-Month LIBOR, 2.60%	Quarterly	3.55	Semi-annual	Bank of America N.A.	10/05/20	3.55	USD	20,809	(5,415)
2-Year Interest Rate Swap, 10/15/22	3-Month LIBOR, 2.60%	Quarterly	3.75	Semi-annual	Bank of America N.A.	10/13/20	3.75	USD	36,833	(6,266)

										(12,456)

										$(812,799)

26

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc.

OTC Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Morgan Stanley & Co. International PLC	04/03/19	JPY	112.00	USD	1,759	$(232)
USD Currency	JPMorgan Chase Bank N.A.	04/04/19	CLP	678.00	USD	908	(6,509)
USD Currency	JPMorgan Chase Bank N.A.	04/04/19	ZAR	14.90	USD	256	(563)
USD Currency	Morgan Stanley & Co. International PLC	04/04/19	BRL	3.79	USD	588	(17,356)
USD Currency	Deutsche Bank AG	04/09/19	ZAR	14.90	USD	256	(1,075)
GBP Currency	Bank of America N.A.	04/17/19	USD	1.35	GBP	504	(1,545)
USD Currency	BNP Paribas S.A.	04/25/19	TRY	6.60	USD	1,468	(17,077)
USD Currency	Bank of America N.A.	05/10/19	BRL	4.00	USD	588	(6,266)
USD Currency	Citibank N.A.	05/10/19	ZAR	14.65	USD	409	(8,085)
USD Currency	Morgan Stanley & Co. International PLC	05/10/19	MXN	19.75	USD	428	(3,599)
USD Currency	Citibank N.A.	05/16/19	ZAR	14.70	USD	409	(8,422)

							(70,729)

Put
USD Currency	Morgan Stanley & Co. International PLC	04/03/19	JPY	112.00	USD	1,759	(18,244)
USD Currency	Morgan Stanley & Co. International PLC	04/04/19	BRL	3.70	USD	588	(30)
USD Currency	Citibank N.A.	04/10/19	ZAR	13.15	USD	614	(2)
USD Currency	Goldman Sachs International	04/12/19	JPY	103.50	USD	1,630	(2)
AUD Currency	Morgan Stanley & Co. International PLC	04/17/19	USD	0.70	AUD	471	(840)
USD Currency	Deutsche Bank AG	04/29/19	BRL	3.84	USD	856	(6,848)
USD Currency	Deutsche Bank AG	05/09/19	ZAR	13.30	USD	2,046	(1,153)
USD Currency	Bank of America N.A.	05/10/19	BRL	3.65	USD	588	(738)
USD Currency	Citibank N.A.	05/10/19	ZAR	13.70	USD	409	(1,122)
USD Currency	Morgan Stanley & Co. International PLC	05/20/19	BRL	3.69	USD	551	(1,751)

							(30,730)

							$ (101,459)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Dow Jones Markit CDX North America High Yield Index, Series 29, Version 3	5.00%	Quartely	12/20/22	USD	4,009	$(283,827)	$(247,279)	$(36,548)
Markit iTraxx XO, Series 28, Version 2	5.00	Quartely	12/20/22	EUR	513	(48,127)	(53,751)	5,624
Markit CDX North America High Yield Index, Series 30, Version 1	1.00	Quartely	06/20/23	USD	830	16,954	10,456	6,498
Markit iTraxx Europe, Series 29, Version 1	1.00	Quartely	06/20/23	EUR	440	(10,540)	(8,733)	(1,807)
Markit CDX North America High Yield Index, Series 31, Version 1	1.00	Quartely	12/20/23	USD	7,268	(144,214)	(138,227)	(5,987)
Markit CDX North America High Yield Index, Series 32, Version 1	1.00	Quartely	06/20/24	USD	4,180	(75,618)	(68,138)	(7,480)
Markit CDX North America High Yield Index, Series 32, Version 1	5.00	Quartely	06/20/24	USD	4,963	338,164	289,896	48,268
Markit iTraxx Europe, Series 31, Version 1	1.00	Quartely	06/20/24	EUR	1,070	(22,069)	(23,754)	1,685
Markit iTraxx XO, Series 31, Version 1	5.00	Quartely	06/20/24	EUR	440	(54,818)	(55,046)	228

						$(284,095)	$(294,576)	$10,481

27

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)		Notional Amount (000) (b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx Finsr, Series 28, Version 1	1.00%	Quartely	12/20/22	CCC-	EUR	1,318	$28,808	$15,525	$13,283
Markit iTraxx Finsr, Series 29, Version 1	1.00	Quartely	06/20/23	CCC+	EUR	1,020	20,122	17,839	2,283

							$48,930	$33,364	$15,566

(a)	Using S&P Global Ratings (S&P) of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.46%	At Termination	3-Month LIBOR, 2.60%	At Termination	03/20/19		05/01/19	USD	22,915	$(1,295)	$348	$(1,643)
6-Month EURIBOR, (0.23)	Semi-annual	(0.18)	Annual	08/24/17		08/24/19	EUR	4,640	(3,211)	19	(3,230)
1-Month MXIBOR, 8.52	Monthly	7.13	Monthly	10/12/17		10/10/19	MXN	105,000	(38,754)	26	(38,780)
3-Month LIBOR, 2.60	Quartely	2.20	Semi-annual	04/04/18		12/31/19	USD	32,000	77,609	232	77,377
1-Month MXIBOR, 8.52	Monthly	6.93	Monthly	10/05/17		10/01/20	MXN	37,000	(34,468)	18	(34,486)
3.05	Semi-annual	3-Month LIBOR, 2.60	Quartely	12/10/18		12/10/20	USD	38,466	(690,748)	548	(691,296)
3-Month LIBOR, 2.60	Quartely	2.80	Semi-annual	04/03/19	(a)	12/15/20	USD	58,500	364,304	981	363,323
3-Month LIBOR, 2.60	Quartely	2.68	Semi-annual	04/03/19	(a)	12/31/20	USD	70,000	300,634	1,166	299,468
2.74	Semi-annual	3-Month LIBOR, 2.60	Quartely	01/11/19		01/11/21	USD	5,730	(30,248)	85	(30,333)
3-Month LIBOR, 2.60	Quartely	2.71	Semi-annual	03/15/18		03/15/21	USD	1,716	10,124	19	10,105
3-Month LIBOR, 2.60	Quartely	1.26	Semi-annual	07/07/16		07/07/21	USD	5,955	(165,993)	19,901	(185,894)
3-Month LIBOR, 2.60	Quartely	2.59	Semi-annual	08/02/19	(a)	08/02/21	USD	19,960	111,311	332	110,979
2.15	Semi-annual	3-Month LIBOR, 2.60	Quartely	07/06/17		08/31/21	USD	1,650	8,144	17	8,127
3-Month LIBOR, 2.60	Quartely	1.96	Semi-annual	07/06/17		08/31/21	USD	5,300	(51,350)	—	(51,350)
1.16	Semi-annual	3-Month LIBOR, 2.60	Quartely	10/03/16		10/03/21	USD	500	14,889	4	14,885

28

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month LIBOR, 2.60%	Quartely	1.82%	Semi-annual	10/04/17		11/30/21	USD	5,000	$(46,879)	$59	$(46,938)
3-Month LIBOR, 2.60	Quartely	2.07	Semi-annual	01/04/18		02/28/22	USD	11,100	(84,543)	143	(84,686)
3-Month LIBOR, 2.60	Quartely	2.16	Semi-annual	09/29/17		09/29/22	USD	1,860	(8,800)	—	(8,800)
1-Month MXIBOR, 8.52	Monthly	6.89	Monthly	10/05/17		09/29/22	MXN	20,000	(30,750)	14	(30,764)
7.11	Monthly	1-Month MXIBOR, 8.52	Monthly	10/20/17		10/14/22	MXN	14,909	18,027	9	18,018
7.11	Monthly	1-Month MXIBOR, 8.52	Monthly	10/20/17		10/14/22	MXN	19,651	23,922	13	23,909
3-Month LIBOR, 2.60	Quartely	2.12	Semi-annual	10/30/17		10/30/22	USD	3,500	(7,199)	(3,499)	(3,700)
2.02	Semi-annual	3-Month LIBOR, 2.60	Quartely	10/30/17		10/30/22	USD	2,000	11,827	5,203	6,624
3-Month LIBOR, 2.60	Quartely	2.26	Semi-annual	12/14/17		12/14/22	USD	1,735	6,910	24	6,886
6-Month JPY LIBOR, 0.00	Semi-annual	0.14	Semi-annual	01/22/18		01/22/23	JPY	30,000	2,118	4	2,114
6-Month EURIBOR, (0.23)	Semi-annual	0.32	Annual	02/23/22	(a)	02/23/23	EUR	3,980	8,270	86	8,184
6-Month EURIBOR, (0.23)	Semi-annual	0.39	Annual	03/03/22	(a)	03/03/23	EUR	4,180	11,874	(72)	11,946
6-Month JPY LIBOR, 0.00	Semi-annual	0.12	Semi-annual	04/24/18		04/24/23	JPY	3,065,000	214,782	449	214,333
6-Month JPY LIBOR, 0.00	Semi-annual	0.15	Semi-annual	08/09/18		08/09/23	JPY	24,000	1,986	4	1,982
6-Month JPY LIBOR, 0.00	Semi-annual	0.14	Semi-annual	09/20/18		09/20/23	JPY	53,000	4,265	8	4,257
3.00	Semi-annual	3-Month LIBOR, 2.60	Quartely	10/25/18		10/25/23	USD	3,313	(127,223)	55	(127,278)
3.13	Semi-annual	3-Month LIBOR, 2.60	Quartely	11/16/18		11/16/23	USD	9,596	(433,759)	162	(433,921)
3-Month LIBOR, 2.60	Quartely	3.09	Semi-annual	11/27/18		11/27/23	USD	3,756	162,455	64	162,391
3-Month LIBOR, 2.60	Quartely	3.08	Semi-annual	12/04/18		12/04/23	USD	2,986	127,599	51	127,548
6-Month JPY LIBOR, 0.00	Semi-annual	0.05	Semi-annual	12/10/18		12/10/23	JPY	300,000	13,429	47	13,382
3-Month LIBOR, 2.60	Quartely	3.06	Semi-annual	12/20/18		12/20/23	USD	18,445	771,700	318	771,382
3-Month LIBOR, 2.60	Quartely	3.05	Semi-annual	12/28/18		12/28/23	USD	14,605	606,201	253	605,948

29

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Month MXIBOR, 8.52%	Monthly	8.13%	Monthly	02/08/19		02/02/24	MXN	20,633	$13,458	$19	$13,439
1-Month MXIBOR, 8.52	Monthly	8.14	Monthly	02/11/19		02/05/24	MXN	14,828	10,026	13	10,013
2.74	Semi-annual	3-Month LIBOR, 2.60	Quartely	02/25/19		02/25/24	USD	10,167	(209,064)	179	(209,243)
6-Month JPY LIBOR, 0.00	Semi-annual	0.00	Semi-annual	03/06/19		03/06/24	JPY	113,000	2,429	19	2,410
6-Month WIBOR, 1.69	Semi-annual	2.15	Annual	06/19/19	(a)	06/19/24	PLN	690	1,418	3	1,415
6-Month WIBOR, 1.69	Semi-annual	2.08	Annual	06/19/19	(a)	06/19/24	PLN	770	919	4	915
6-Month WIBOR, 1.69	Semi-annual	2.16	Annual	06/19/19	(a)	06/19/24	PLN	1,530	3,493	7	3,486
3-Month LIBOR, 2.60	Quartely	2.64	Semi-annual	07/26/19	(a)	07/26/24	USD	5,230	88,302	94	88,208
3-Month LIBOR, 2.60	Quartely	2.49	Semi-annual	03/29/19		09/30/25	USD	18,750	180,712	355	180,357
1.71	Semi-annual	3-Month LIBOR, 2.60	Quartely	05/05/16		05/05/26	USD	92	3,605	1	3,604
1.70	Semi-annual	3-Month LIBOR, 2.60	Quartely	05/05/16		05/05/26	USD	6,150	243,135	35	243,100
1.73	Semi-annual	3-Month LIBOR, 2.60	Quartely	05/25/16		05/25/26	USD	290	10,885	—	10,885
1.74	Semi-annual	3-Month LIBOR, 2.60	Quartely	05/25/16		05/25/26	USD	210	7,715	—	7,715
1.72	Semi-annual	3-Month LIBOR, 2.60	Quartely	05/25/16		05/25/26	USD	220	8,368	3	8,365
1.73	Semi-annual	3-Month LIBOR, 2.60	Quartely	05/26/16		05/26/26	USD	740	27,379	11	27,368
1.76	Semi-annual	3-Month LIBOR, 2.60	Quartely	11/10/16		11/10/26	USD	1,363	53,065	21	53,044
1.74	Semi-annual	3-Month LIBOR, 2.60	Quartely	11/16/16		11/16/26	USD	6,380	255,563	18,659	236,904
2.37	Semi-annual	3-Month LIBOR, 2.60	Quartely	12/15/16		12/15/26	USD	920	(5,749)	—	(5,749)
1.80	Semi-annual	3-Month LIBOR, 2.60	Quartely	01/30/17		01/30/27	USD	2,520	106,793	24,193	82,600
1.80	Semi-annual	3-Month LIBOR, 2.60	Quartely	01/31/17		01/31/27	USD	2,600	109,849	22,455	87,394
2.31	Semi-annual	3-Month LIBOR, 2.60	Quartely	07/28/17		07/28/27	USD	2,570	16,069	45	16,024
2.39	Semi-annual	3-Month LIBOR, 2.60	Quartely	10/31/17		10/31/27	USD	1,300	(7,116)	4,047	(11,163)
3.06	Semi-annual	3-Month LIBOR, 2.60	Quartely	06/29/18		11/15/27	USD	5,500	(333,384)	101	(333,485)

30

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.28%	Semi-annual	3-Month LIBOR, 2.60%	Quartely	12/08/17	12/08/27	USD	2,354	$8,504	$43	$8,461
0.36	Semi-annual	6-Month JPY LIBOR, 0.00	Semi-annual	01/22/18	01/22/28	JPY	12,000	(3,062)	2	(3,064)
6-Month JPY LIBOR, 0.00	Semi-annual	0.31	Semi-annual	04/24/18	04/24/28	JPY	845,388	188,976	160	188,816
3.09	Semi-annual	3-Month LIBOR, 2.60	Quartely	04/27/18	04/27/28	USD	540	(34,740)	10	(34,750)
3.05	Semi-annual	3-Month LIBOR, 2.60	Quartely	04/30/18	04/30/28	USD	2,235	(136,744)	41	(136,785)
6-Month JPY LIBOR, 0.00	Semi-annual	0.35	Semi-annual	05/01/18	05/01/28	JPY	575,000	145,697	107	145,590
3.07	Semi-annual	3-Month LIBOR, 2.60	Quartely	06/14/18	06/14/28	USD	2,140	(133,510)	39	(133,549)
3.05	Semi-annual	3-Month LIBOR, 2.60	Quartely	06/18/18	06/18/28	USD	1,410	(86,591)	(10,279)	(76,312)
2.94	Semi-annual	3-Month LIBOR, 2.60	Quartely	07/17/18	07/17/28	USD	4,726	(211,437)	92	(211,529)
0.38	Semi-annual	6-Month JPY LIBOR, 0.00	Semi-annual	08/09/18	08/09/28	JPY	12,000	(3,335)	2	(3,337)
3-Month LIBOR, 2.60	Quartely	3.08	Semi-annual	09/04/18	09/04/28	USD	1,600	90,571	31	90,540
3-Month LIBOR, 2.60	Quartely	3.06	Semi-annual	09/05/18	09/05/28	USD	1,560	85,676	31	85,645
3-Month LIBOR, 2.60	Quartely	3.10	Semi-annual	09/06/18	09/06/28	USD	1,641	95,713	32	95,681
3-Month LIBOR, 2.60	Quartely	3.10	Semi-annual	09/06/18	09/06/28	USD	1,638	94,834	32	94,802
0.35	Semi-annual	6-Month JPY LIBOR, 0.00	Semi-annual	09/20/18	09/20/28	JPY	26,000	(6,457)	5	(6,462)
3-Month LIBOR, 2.60	Quartely	3.17	Semi-annual	11/20/18	11/20/28	USD	1,155	84,060	23	84,037
6-Month JPY LIBOR, 0.00	Semi-annual	0.22	Semi-annual	12/10/18	12/10/28	JPY	150,000	20,254	29	20,225
3.08	Semi-annual	3-Month LIBOR, 2.60	Quartely	12/19/18	12/19/28	USD	6,410	(412,609)	129	(412,738)
1-Month MXIBOR, 8.52	Monthly	8.72	Monthly	01/16/19	01/03/29	MXN	3,400	7,583	4	7,579
3.28	Semi-annual	3-Month LIBOR, 2.60	Quartely	01/04/19	01/04/29	USD	2,420	(183,572)	49	(183,621)
3-Month LIBOR, 2.60	Quartely	3.13	Semi-annual	01/04/19	01/04/29	USD	8,275	515,700	164	515,536
2.80	Semi-annual	3-Month LIBOR, 2.60	Quartely	01/11/19	01/11/29	USD	1,320	(42,307)	26	(42,333)
3.04	Semi-annual	3-Month LIBOR, 2.60	Quartely	02/16/19	02/16/29	USD	1,435	(77,470)	29	(77,499)

31

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.82%	Semi-annual	3-Month LIBOR, 2.60%	Quartely	02/21/19		02/21/29	USD	7,650	$(260,828)	$154	$(260,982)
2.85	Semi-annual	3-Month LIBOR, 2.60	Quartely	02/21/19		02/21/29	USD	2,640	(98,326)	53	(98,379)
3-Month LIBOR, 2.60	Quartely	2.72	Semi-annual	02/21/19		02/21/29	USD	10,900	273,555	219	273,336
3-Month LIBOR, 2.60	Quartely	2.75	Semi-annual	02/21/19		02/21/29	USD	9,350	264,102	188	263,914
0.18	Semi-annual	6-Month JPY LIBOR, 0.00	Semi-annual	03/06/19		03/06/29	JPY	56,000	(4,836)	11	(4,847)
3-Month LIBOR, 2.60	Quartely	2.70	Semi-annual	03/13/19		03/13/29	USD	3,843	91,234	78	91,156
3-Month STIBOR, 0.01	Quartely	1.20	Annual	03/20/19		03/20/29	SEK	760	2,937	128	2,809
3-Month STIBOR, 0.01	Quartely	1.10	Annual	03/20/19		03/20/29	SEK	750	2,124	15	2,109
3-Month STIBOR, 0.01	Quartely	0.98	Annual	03/20/19		03/20/29	SEK	1,050	1,650	3	1,647
3-Month STIBOR, 0.01	Quartely	1.02	Annual	03/20/19		03/20/29	SEK	4,640	9,660	11	9,649
0.19	Semi-annual	6-Month JPY LIBOR, 0.00	Semi-annual	06/19/19	(a)	06/19/29	JPY	42,000	(3,783)	9	(3,792)
3-Month LIBOR, 2.60	Quartely	2.73	Semi-annual	08/02/19	(a)	08/02/29	USD	4,473	115,844	91	115,753
3-Month LIBOR, 2.60	Quartely	2.92	Semi-annual	03/29/19		05/15/44	USD	3,150	178,692	78	178,614
2.62	Semi-annual	3-Month LIBOR, 2.60	Quartely	05/11/17		05/11/47	USD	1,724	(10,194)	—	(10,194)
6-Month JPY LIBOR, 0.00	Semi-annual	0.85	Semi-annual	04/24/18		04/24/48	JPY	140,000	125,740	42	125,698
3-Month LIBOR, 2.60	Quartely	3.12	Semi-annual	04/27/18		04/27/48	USD	870	99,009	22	98,987
3-Month LIBOR, 2.60	Quartely	3.18	Semi-annual	05/18/18		05/18/48	USD	770	96,933	19	96,914
3-Month LIBOR, 2.60	Quartely	3.01	Semi-annual	07/13/18		07/13/48	USD	3,035	252,445	82	252,363
3-Month LIBOR, 2.60	Quartely	3.27	Semi-annual	11/20/18		11/20/48	USD	575	85,237	16	85,221

32

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-Month JPY LIBOR, 0.00%	Semi-annual	0.83%	Semi-annual	12/10/18	12/10/48	JPY	55,000	$44,923	$16	$44,907
6-Month JPY LIBOR, 0.00	Semi-annual	0.80	Semi-annual	12/19/18	12/19/48	JPY	180,000	134,670	52	134,618
6-Month JPY LIBOR, 0.00	Semi-annual	0.66	Semi-annual	01/08/19	01/08/49	JPY	50,000	19,197	15	19,182

								$3,130,749	$89,458	$3,041,291

(a)	Forward swaps.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
UK Retail Price Index All Items Monthly	At Termination	3.44%	At Termination	03/15/24	GBP	1,270	$(4,097)	$60	$(4,157)
UK Retail Price Index All Items Monthly	At Termination	3.48	At Termination	03/15/24	GBP	250	(45)	12	(57)
UK Retail Price Index All Items Monthly	At Termination	3.44	At Termination	03/15/24	GBP	255	(731)	12	(743)
UK Retail Price Index All Items Monthly	At Termination	3.45	At Termination	03/15/24	GBP	440	(1,064)	21	(1,085)

							$(5,937)	$105	$(6,042)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil	1.00%	Quartely	Barclays Bank PLC	12/20/23	USD	169	$4,466	$7,021	$(2,555)
Republic of South Africa	1.00	Quartely	Goldman Sachs International	06/20/24	USD	3,787	174,913	168,131	6,782
Anglo American PLC	5.00	Quartely	Morgan Stanley & Co. International PLC	06/20/24	EUR	160	(34,987)	(34,715)	(272)
Anglo American PLC	5.00	Quartely	Goldman Sachs International	06/20/24	EUR	90	(19,680)	(19,972)	292
Anglo American PLC	5.00	Quartely	JPMorgan Chase Bank N.A.	06/20/24	EUR	94	(20,555)	(19,991)	(564)
Aviva PLC	1.00	Quartely	JPMorgan Chase Bank N.A.	06/20/24	EUR	120	2,023	3,218	(1,195)
BP Capital Markets PLC	1.00	Quartely	Morgan Stanley & Co. International PLC	06/20/24	EUR	340	(11,382)	(9,266)	(2,116)
Carlsberg Breweries A/S	1.00	Quartely	Barclays Bank PLC	06/20/24	EUR	430	(16,498)	(15,437)	(1,061)
EADS Finance BV	1.00	Quartely	Citibank N.A.	06/20/24	EUR	90	(3,366)	(3,123)	(243)
EADS Finance BV	1.00	Quartely	Citibank N.A.	06/20/24	EUR	440	(16,457)	(15,269)	(1,188)
Enel Finance International NV	1.00	Quartely	Morgan Stanley & Co. International PLC	06/20/24	EUR	100	(749)	(747)	(2)
Federal Republic of Brazil	1.00	Quartely	BNP Paribas S.A.	06/20/24	USD	680	24,082	22,901	1,181
Federal Republic of Brazil	1.00	Quartely	BNP Paribas S.A.	06/20/24	USD	2,350	83,226	79,144	4,082
Federal Republic of Brazil	1.00	Quartely	Citibank N.A.	06/20/24	USD	2,415	85,527	82,422	3,105
Federal Republic of Brazil	1.00	Quartely	Citibank N.A.	06/20/24	USD	565	20,010	19,283	727
Federal Republic of Brazil	1.00	Quartely	Citibank N.A.	06/20/24	USD	4,703	166,546	147,323	19,223
Heidelbergcement AG	5.00	Quartely	Citibank N.A.	06/20/24	EUR	170	(39,758)	(39,767)	9

33

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc.

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Heineken NV	1.00%	Quartely	Citibank N.A.	06/20/24	EUR	288	$(11,001)	$(11,040)	$39
Heineken NV	1.00	Quartely	Goldman Sachs International	06/20/24	EUR	192	(7,334)	(7,360)	26
Intesa Sanpaolo SpA	1.00	Quartely	Bank of America N.A.	06/20/24	EUR	190	(22,498)	(21,596)	(902)
Renault SA	1.00	Quartely	Citibank N.A.	06/20/24	EUR	85	464	1,953	(1,489)
Renault SA	1.00	Quartely	Citibank N.A.	06/20/24	EUR	40	219	919	(700)
Renault SA	1.00	Quartely	Goldman Sachs International	06/20/24	EUR	60	328	1,383	(1,055)
Renault SA	1.00	Quartely	Barclays Bank PLC	06/20/24	EUR	65	355	995	(640)
Republic of Colombia	1.00	Quartely	Citibank N.A.	06/20/24	USD	3,087	11,360	30,211	(18,851)
Republic of Philippines	1.00	Quartely	Citibank N.A.	06/20/24	USD	2,532	(50,131)	(40,262)	(9,869)
Republic of Turkey	1.00	Quartely	Goldman Sachs International	06/20/24	USD	424	59,708	42,745	16,963
Republic of Turkey	1.00	Quartely	BNP Paribas S.A.	06/20/24	USD	675	95,029	67,478	27,551
Republic of Turkey	1.00	Quartely	Deutsche Bank AG	06/20/24	USD	810	114,035	80,251	33,784
Republic of Turkey	1.00	Quartely	Morgan Stanley & Co. International PLC	06/20/24	USD	764	107,616	76,987	30,629
Republic of Turkey	1.00	Quartely	Goldman Sachs International	06/20/24	USD	116	16,401	11,774	4,627
International Paper Co.	1.00	Quartely	Goldman Sachs International	06/20/24	USD	170	(3,340)	(2,360)	(980)
Deutsche Lufthansa AG	1.00	Quartely	Citibank N.A.	06/20/24	EUR	250	(6,573)	(5,965)	(608)
Lanxess AG	1.00	Quartely	BNP Paribas S.A.	06/20/24	EUR	120	(645)	(549)	(96)
Santander Issuances SA Unipersona	1.00	Quartely	BNP Paribas S.A.	06/20/24	EUR	250	9,887	10,256	(369)
Solvay SA	1.00	Quartely	Morgan Stanley & Co. International PLC	06/20/24	EUR	120	(1,514)	(2,007)	493
Weyerhaeuser Company	1.00	Quartely	Goldman Sachs International	06/20/24	USD	250	(5,608)	(4,821)	(787)
Unicredit SpA	1.00	Quartely	Bank of America N.A.	06/20/24	EUR	190	25,594	23,230	2,364
United Mexican States	1.00	Quartely	Citibank N.A.	06/20/24	USD	4,744	44,776	83,412	(38,636)
United Mexican States	1.00	Quartely	Citibank N.A.	06/20/24	USD	1,399	13,204	24,597	(11,393)
Valeo SA	1.00	Quartely	Barclays Bank PLC	06/20/24	EUR	35	1,006	1,203	(197)
Valeo SA	1.00	Quartely	Barclays Bank PLC	06/20/24	EUR	35	1,006	1,155	(149)
Valeo SA	1.00	Quartely	Barclays Bank PLC	06/20/24	EUR	50	1,438	1,623	(185)

							$791,143	$735,368	$55,775

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CMBX North America, Series 9	3.00%	Monthly	Deutsche Bank AG	09/17/58	NR	USD	1,350	$(80,501)	$(139,708)	$59,207
Markit CMBX North America, Series 6	2.00	Monthly	Morgan Stanley & Co. International PLC	05/11/63	C+	USD	30	(648)	(1,153)	505

								$(81,149)	$(140,861)	$59,712

(a)	Using S&P Global Ratings of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

34

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-Month KRW CDC, 1.87%	Quartely	1.87%	Quartely	BNP Paribas S.A.	N/A		08/17/19	KRW	1,600,000	$(3,645)	$—	$(3,645)
3-Month KRW CDC, 1.87	Quartely	1.87	Quartely	JPMorgan Chase Bank N.A.	N/A		08/18/19	KRW	1,600,000	(3,611)	—	(3,611)
1-day BZDIOVER, 0.02	At Termination	9.48	At Termination	Citibank N.A.	N/A		01/02/20	BRL	2,820	49,712	—	49,712
1-day BZDIOVER, 0.02	At Termination	9.50	At Termination	Citibank N.A.	N/A		01/02/20	BRL	2,819	50,124	—	50,124
1-day BZDIOVER, 0.02	At Termination	8.20	At Termination	JPMorgan Chase Bank N.A.	N/A		01/02/23	BRL	769	838	—	838
1-day BZDIOVER, 0.02	At Termination	8.26	At Termination	JPMorgan Chase Bank N.A.	N/A		01/02/23	BRL	769	1,122	—	1,122
1-day BZDIOVER, 0.02	At Termination	8.27	At Termination	JPMorgan Chase Bank N.A.	N/A		01/02/23	BRL	7,833	12,158	—	12,158
1-day BZDIOVER, 0.02	At Termination	8.35	At Termination	Goldman Sachs International	N/A		01/02/23	BRL	7,464	16,794	—	16,794
1-day BZDIOVER, 0.02	At Termination	8.38	At Termination	JPMorgan Chase Bank N.A.	N/A		01/02/23	BRL	579	2,045	—	2,045
1-day BZDIOVER, 0.02	At Termination	8.53	At Termination	Citibank N.A.	N/A		01/02/23	BRL	12,900	70,329	—	70,329
2.77	Quartely	7-Day China Fixing Rate, 1.35	Quartely	JPMorgan Chase Bank N.A.	06/19/19	(a)	06/19/24	CNY	1,300	1,864	—	1,864
2.90	Quartely	7-Day China Fixing Rate, 1.35	Quartely	Bank of America N.A.	06/19/19	(a)	06/19/24	CNY	1,330	691	—	691
2.96	Quartely	7-Day China Fixing Rate, 1.35	Quartely	Citibank N.A.	06/19/19	(a)	06/19/24	CNY	1,400	131	—	131
2.96	Quartely	7-Day China Fixing Rate, 1.35	Quartely	Citibank N.A.	06/19/19	(a)	06/19/24	CNY	2,780	211	—	211
3.05	Quartely	7-Day China Fixing Rate, 1.35	Quartely	BNP Paribas S.A.	06/19/19	(a)	06/19/24	CNY	1,355	(741)	—	(741)
3.05	Quartely	7-Day China Fixing Rate, 1.35	Quartely	BNP Paribas S.A.	06/19/19	(a)	06/19/24	CNY	1,345	(735)	—	(735)
3.07	Quartely	7-Day China Fixing Rate, 1.35	Quartely	Bank of America N.A.	06/19/19	(a)	06/19/24	CNY	2,710	(1,854)	—	(1,854)
3.07	Quartely	7-Day China Fixing Rate, 1.35	Quartely	Citibank N.A.	06/19/19	(a)	06/19/24	CNY	1,360	(874)	—	(874)
3.09	Quartely	7-Day China Fixing Rate, 1.35	Quartely	Bank of America N.A.	06/19/19	(a)	06/19/24	CNY	825	(643)	—	(643)
3.09	Quartely	7-Day China Fixing Rate, 1.35	Quartely	Bank of America N.A.	06/19/19	(a)	06/19/24	CNY	1,337	(1,043)	—	(1,043)
3.09	Quartely	7-Day China Fixing Rate, 1.35	Quartely	Citibank N.A.	06/19/19	(a)	06/19/24	CNY	826	(661)	—	(661)

35

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.09%	Quartely	7-Day China Fixing Rate, 1.35%	Quartely	Citibank N.A.	06/19/19	(a)	06/19/24	CNY	1,338	$(1,072)	$—	$(1,072)
3.09	Quartely	7-Day China Fixing Rate, 1.35	Quartely	Citibank N.A.	06/19/19	(a)	06/19/24	CNY	2,120	(1,698)	—	(1,698)
3.10	Quartely	7-Day China Fixing Rate, 1.35	Quartely	Bank of America N.A.	06/19/19	(a)	06/19/24	CNY	2,120	(1,770)	—	(1,770)
5.65	Quartely	7-Day China Fixing Rate, 1.35	Quartely	Bank of America N.A.	06/19/19	(a)	06/19/24	INR	30,710	2,132	—	2,132
5.68	Quartely	7-Day China Fixing Rate, 1.35	Quartely	Citibank N.A.	06/19/19	(a)	06/19/24	INR	30,710	1,558	—	1,558
5.75	Quartely	7-Day China Fixing Rate, 1.35	Quartely	Goldman Sachs International	06/19/19	(a)	06/19/24	INR	10,215	(456)	—	(456)
5.77	Quartely	7-Day China Fixing Rate, 1.35	Quartely	JPMorgan Chase Bank N.A.	06/19/19	(a)	06/19/24	INR	10,370	(596)	—	(596)
1-day BZDIOVER, 0.02	At Termination	8.67	At Termination	Citibank N.A.	N/A		01/02/25	BRL	1,995	5,602	—	5,602
3-Month KRW CDC, 1.87	Quartely	1.80	Quartely	Goldman Sachs International	N/A		02/28/29	KRW	3,150,000	42,744	—	42,744

										$238,656	$—	$238,656

(a)	Forward swaps.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

36

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Global Bond Fund, Inc.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$11,490,144	$—	$11,490,144
Common Stocks	973,260	196,143	—	1,169,403
Corporate Bonds	—	108,264,086	—	108,264,086
Floating Rate Loan Interests	—	—	1,894,555	1,894,555
Foreign Agency Obligations	—	81,629,321	—	81,629,321
Investment Companies	4,390,533	—	—	4,390,533
Municipal Bonds	—	586,354	—	586,354
Non-Agency Mortgage-Backed Securities	—	6,903,855	219,434	7,123,289
Preferred Securities	7,311	7,494,258	—	7,501,569
U.S. Government Sponsored Agency Securities	—	58,829,393	—	58,829,393
U.S. Treasury Obligations	—	9,637,285	—	9,637,285
Warrants	—	3,000	—	3,000
Short-Term Securities:
Foreign Agency Obligations	—	4,026,690	—	4,026,690
Money Market Funds	3,731,387	—	—	3,731,387
Options Purchased:
Foreign currency exchange contracts	—	168,820	—	168,820
Equity contracts	239,250	—	—	239,250
Interest rate contracts	91,859	383,580	—	475,439

Subtotal	$9,433,600	$289,612,929	$2,113,989	$301,160,518

Liabilities:
Investments:
TBA Sale Commitments	—	(24,098,807)	—	(24,098,807)

	$9,433,600	$265,514,122	$2,113,989	$277,061,711

Derivative Financial Instruments (a)
Assets:
Foreign currency exchange contracts	$—	$1,738,386	$—	$1,738,386
Credit contracts	—	289,458	—	289,458
Equity contracts	3,041	—	—	3,041
Interest rate contracts	612,321	7,332,258	—	7,944,579
Foreign currency exchange contracts	—	(1,203,413)	—	(1,203,413)
Credit contracts	—	(147,924)	—	(147,924)
Equity contracts	(38,417)	—	—	(38,417)
Interest rate contracts	(1,229,130)	(4,876,200)	—	(6,105,330)
Other contracts	—	(6,042)		(6,042)

	$(652,185)	$3,126,523	$—	$2,474,338

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $6,611,834 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2019, there were no transfers between Levels.

37